UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

March 31, 2008

1.814644.103

MIR-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation (Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 1,093,561
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	615,000	561,772
		1,655,333
Michigan - 95.2%
Algonac Cmnty. Schools Series I, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,625,951
Allegan Pub. School District:
5% 5/1/14 (MBIA Insured)	1,570,000	1,705,051
5% 5/1/16 (MBIA Insured)	1,545,000	1,678,473
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) 5% 5/1/29	2,155,000	2,156,983
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,499,542
5% 3/1/18 (MBIA Insured)	1,440,000	1,533,312
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	2,679,000	3,341,410
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,273,757
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,461,700
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,124,619
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,468,092
5.25% 5/1/18	1,100,000	1,173,513
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,086,760
5% 5/1/17 (FSA Insured)	2,065,000	2,220,102
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,751,350
5% 6/1/25 (AMBAC Insured)	1,775,000	1,800,489
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,784,746
Chelsea School District:
5% 5/1/15 (MBIA Insured)	1,720,000	1,870,345
5% 5/1/18 (MBIA Insured)	1,675,000	1,799,804
Chippewa Valley Schools 5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	1,125,000	1,237,151
Clarkston Cmnty. Schools:
5% 5/1/15 (FSA Insured)	1,905,000	2,097,767
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools: - continued
5% 5/1/16 (FSA Insured)	$ 1,855,000	$ 2,042,411
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (d)	1,950,000	2,162,706
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (d)	1,150,000	1,275,442
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,086,110
Constantine Pub. Schools:
5% 5/1/25	1,130,000	1,148,430
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (d)	1,120,000	1,218,123
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,220,000	1,352,821
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (d)	1,245,000	1,380,543
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	1,250,000	1,386,088
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (d)	1,100,000	1,197,790
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33 (FGIC Insured)	1,800,000	1,759,662
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,073,650
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,241,200
Series A:
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (d)	1,500,000	1,652,580
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (d)	1,000,000	1,101,720
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,346,022
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,223,260
5% 9/30/12 (MBIA Insured)	4,765,000	5,158,494
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,535,000	4,678,986
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,514,270
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,986,209
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,165,293
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	2,123,200
5% 4/1/15 (AMBAC Insured)	3,800,000	3,994,560
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (d)	2,615,000	2,836,046
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (d)	1,500,000	1,626,795
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (d)	1,250,000	1,355,663
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.:
Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	$ 10,000,000	$ 10,079,200
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	5,252,227
5% 7/1/32 (FSA Insured)	535,000	533,470
5% 7/1/32 (Pre-Refunded to 7/1/13 @ 100) (d)	1,365,000	1,497,200
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,160,332
5% 7/1/36 (FGIC Insured)	7,800,000	7,614,906
5.5% 7/1/17 (MBIA Insured)	3,050,000	3,428,048
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	5,000,000	4,857,300
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,101,000
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,185,720
5.25% 7/1/21 (MBIA Insured)	6,035,000	6,386,056
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (d)	3,675,000	3,904,247
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,328,038
Series B, 5% 7/1/20 (MBIA Insured)	5,000,000	5,208,750
Series C, 5% 7/1/33 (FSA Insured)	8,500,000	8,391,285
Series 1993, 6.5% 7/1/15 (FGIC Insured)	6,340,000	7,327,328
DeWitt Pub. Schools:
5% 5/1/15 (MBIA Insured)	1,475,000	1,595,316
5% 5/1/17 (MBIA Insured)	1,550,000	1,663,305
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,054,979
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,242,015
5% 5/1/28 (FSA Insured)	1,250,000	1,262,363
5% 5/1/29 (FSA Insured)	1,275,000	1,279,998
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,532,189
5% 5/1/17 (FSA Insured)	1,985,000	2,115,355
5.5% 5/1/17	1,690,000	1,779,688
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,536,107
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,812,075
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	1,775,000	1,922,609
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,340,955
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ferris State Univ. Rev.: - continued
5% 10/1/17 (MBIA Insured)	$ 1,320,000	$ 1,396,388
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000,000	1,103,240
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (d)	1,030,000	1,136,337
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,149,971
5% 5/1/17 (FSA Insured)	1,615,000	1,736,303
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,324,502
5% 5/1/17 (FSA Insured)	1,390,000	1,489,955
5% 5/1/19 (FSA Insured)	1,205,000	1,280,602
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,435,189
5% 5/1/18 (MBIA Insured)	1,505,000	1,579,889
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,328,732
5% 5/1/17 (FSA Insured)	1,230,000	1,314,513
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.):
5% 5/1/23 (MBIA Insured)	1,175,000	1,208,640
5% 5/1/24 (MBIA Insured)	1,300,000	1,326,572
5% 5/1/28 (MBIA Insured)	4,300,000	4,302,924
Grand Rapids Cmnty. College:
5% 5/1/17 (FSA Insured)	1,315,000	1,442,568
5% 5/1/19 (FSA Insured)	1,315,000	1,418,622
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,857,398
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA Insured)	3,000,000	2,978,280
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	4,955,900
Grand Valley Michigan State Univ. Rev. Series A:
5% 12/1/19 (AMBAC Insured)	500,000	532,285
5% 12/1/33 (FSA Insured)	5,000,000	5,003,600
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	1,939,860
5% 5/1/32 (MBIA Insured)	1,950,000	1,917,747
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	1,500,000	1,503,750
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,177,693
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	$ 1,130,000	$ 1,063,296
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,080,270
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,352,425
0% 5/1/11 (FGIC Insured)	5,830,000	5,285,711
0% 5/1/12 (FGIC Insured)	1,420,000	1,232,659
5.25% 5/1/16	2,450,000	2,646,637
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,445,324
5.25% 5/1/16 (FSA Insured)	1,500,000	1,677,675
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,100,000	3,412,976
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,455,017
5.375% 1/15/12	2,505,000	2,540,822
5.5%, tender 1/15/15 (a)(b)	2,800,000	2,938,544
L'Anse Creuse Pub. Schools:
5% 5/1/24 (FSA Insured)	1,350,000	1,384,722
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,101,310
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,101,310
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,596,680
Lapeer Cmnty. Schools:
5% 5/1/22 (FSA Insured)	1,395,000	1,467,135
5% 5/1/37 (FSA Insured)	3,250,000	3,239,990
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (d)	1,050,000	1,151,483
Lincoln Consolidated School District:
5% 5/1/14 (FSA Insured)	1,460,000	1,589,765
5% 5/1/16 (FSA Insured)	1,425,000	1,553,293
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series III, 5% 10/15/10 (Escrowed to Maturity) (d)	1,000,000	1,063,020
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,428,800
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (d)	3,000,000	3,210,960
Michigan Gen. Oblig.:
(Envir. Protection Prog.) 6.25% 11/1/12	5,365,000	5,774,671
5.25% 9/15/21 (FSA Insured)	5,000,000	5,405,900
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,097,290
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11	$ 2,040,000	$ 2,136,920
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	10,645,000	11,389,930
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	481,499
5.5% 3/1/14	1,300,000	1,372,332
5.5% 3/1/15	1,985,000	2,088,101
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,025,400
(Henry Ford Health Sys. Proj.):
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (d)	2,000,000	2,189,380
Series A:
5% 11/15/09	650,000	670,865
5% 11/15/12	1,485,000	1,557,824
5% 11/15/14	1,000,000	1,049,290
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	1,945,000	2,073,078
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (d)	1,500,000	1,673,415
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	2,500,000	2,517,625
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,210,233
5.375% 8/15/26 (Escrowed to Maturity) (d)	2,450,000	2,467,273
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,137,560
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,274,551
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,517,625
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,118,340
(Oakwood Hosp. Proj.) Series A, 5% 7/15/17	1,000,000	1,020,780
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,178,290
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,781,632
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	606,560
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (d)	1,435,000	1,569,919
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Sparrow Hosp. Obligated Group Proj.):
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (d)	$ 4,500,000	$ 4,942,260
(Sparrow Hosp. Proj.):
Series 2007, 5% 11/15/20	2,000,000	2,041,240
5% 11/15/17	535,000	559,498
5% 11/15/18	725,000	751,289
5% 11/15/19	1,000,000	1,026,840
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,591,196
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,878,744
(Local Govt. Ln. Prog.):
Series B, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,206,721
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	3,220,987
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,100,369
7.5% 11/1/09 (AMBAC Insured)	10,000	10,034
(State Clean Wtr. Revolving Fund Proj.) 5% 10/1/27	3,725,000	3,786,872
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,274,870
5% 10/1/18	8,000,000	8,719,200
5% 10/1/23	5,000,000	5,123,850
5.375% 10/1/19	2,005,000	2,141,180
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,020,140
Series BB:
7% 7/15/08 (MBIA Insured)	2,200,000	2,223,804
7% 5/1/21 (AMBAC Insured)	8,520,000	10,131,899
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A:
6% 6/1/34	3,000,000	2,830,020
6% 6/1/48	2,000,000	1,828,860
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,246,599
5.5% 11/1/16	3,000,000	3,398,430
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,542,750
5.25% 10/1/16 (FSA Insured)	3,000,000	3,236,010
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,407,945
Montague Pub. School District:
5.5% 5/1/16	430,000	458,376
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Montague Pub. School District: - continued
5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	$ 150,000	$ 164,498
5.5% 5/1/17	430,000	456,295
5.5% 5/1/17 (Pre-Refunded to 11/1/11 @ 100) (d)	575,000	630,574
5.5% 5/1/19	430,000	452,756
Mount Clemens Cmnty. School District 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	1,000,000	1,089,510
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,175,000	1,290,432
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,002,460
North Kent Swr. Auth. Wtr. & Swr. Rev.:
5% 11/1/19 (MBIA Insured)	420,000	444,599
5% 11/1/20 (MBIA Insured)	490,000	514,730
5% 11/1/22 (MBIA Insured)	1,645,000	1,701,753
5% 11/1/23 (MBIA Insured)	1,290,000	1,325,269
Northern Michigan Univ. Revs. 5.125% 12/1/35 (FSA Insured)	2,750,000	2,774,750
Northview Pub. Schools District 5% 5/1/21 (FSA Insured)	1,070,000	1,126,218
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,679,315
5% 5/1/16 (FSA Insured)	1,475,000	1,593,398
5% 5/1/17 (FSA Insured)	3,675,000	3,947,134
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	295,762
5.5% 4/1/15 (FGIC Insured)	170,000	176,040
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,174,525
0% 5/1/13 (MBIA Insured)	1,700,000	1,417,579
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,553,009
5% 5/1/16 (MBIA Insured)	1,175,000	1,265,522
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,127,438
5% 5/1/16 (FSA Insured)	1,025,000	1,110,598
5.5% 5/1/14	1,000,000	1,098,980
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,108,870
Plymouth-Canton Cmnty. School District:
4.5% 5/1/24 (FSA Insured)	500,000	490,445
5% 5/1/20 (FSA Insured)	5,000,000	5,325,750
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Port Huron Area School District County of Saint Clair:
0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	$ 1,975,000	$ 1,971,781
5.25% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (d)	1,175,000	1,290,432
Portage Pub. Schools:
4.5% 5/1/24 (FSA Insured)	2,000,000	1,984,120
5% 5/1/22 (FSA Insured)	4,300,000	4,522,353
Riverview Cmnty. School District:
5% 5/1/14	905,000	989,599
5% 5/1/15	955,000	1,037,149
5% 5/1/17	1,000,000	1,065,110
5% 5/1/18	1,000,000	1,058,430
Rochester Cmnty. School District 5% 5/1/19 (MBIA Insured)	1,475,000	1,586,746
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,014,260
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	2,880,000	2,849,213
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,461,958
5% 4/1/19 (AMBAC Insured)	1,475,000	1,541,729
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (d)	1,065,000	1,167,932
Shepherd Pub. Schools 5% 5/1/17 (FSA Insured)	1,025,000	1,124,435
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,098,240
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,215,304
Southfield Pub. Schools Series A:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,130,821
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,130,821
5.25% 5/1/19 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,130,821
5.25% 5/1/20 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,130,821
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,788,733
Three Rivers Cmnty. Schools:
5% 5/1/14 (FSA Insured)	1,765,000	1,932,022
5% 5/1/16 (FSA Insured)	1,750,000	1,920,363
Troy School District:
5% 5/1/15	2,135,000	2,318,653
5% 5/1/15 (MBIA Insured)	1,000,000	1,094,600
5% 5/1/16 (MBIA Insured)	1,000,000	1,093,680
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Utica Cmnty. Schools:
5% 5/1/15 (MBIA Insured)	$ 1,000,000	$ 1,097,890
5% 5/1/16 (MBIA Insured)	2,000,000	2,194,700
5% 5/1/17	3,000,000	3,187,080
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (d)	2,250,000	2,495,430
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000,000	1,114,920
Waverly Cmnty. School District 5% 5/1/17 (FSA Insured)	3,090,000	3,334,048
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,066,960
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	850,000	851,802
Western Michigan Univ. Rev. 5% 11/15/35 (FGIC Insured)	5,435,000	5,291,842
Whitehall District Schools 5.5% 5/1/15 (Pre-Refunded to 11/1/11 @ 100) (d)	1,000,000	1,096,650
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,052,890
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	1,875,000	2,023,088
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (d)	1,630,000	1,768,909
Wyandotte City School District 5.375% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (d)	1,050,000	1,149,666
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,556,547
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,703,033
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	4,006,880
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,193,099
5% 5/1/17 (FGIC Insured)	1,500,000	1,599,240
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,138,421
		576,030,032
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series CC, 5.25% 7/1/36 (FSA Insured)	5,000,000	5,118,750
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,280,000	1,456,896
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,450,000	2,374,932
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	$ 1,000,000	$ 1,073,640
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	2,000,000	2,085,700
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	3,400,000	477,122
0% 8/1/54 (AMBAC Insured)	3,400,000	208,250
		12,795,290
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (c)	1,400,000	1,203,104
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/31	2,730,000	2,495,111
		3,698,215
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $586,876,080)	594,178,870
NET OTHER ASSETS - 1.8%	10,821,249
NET ASSETS - 100%	$ 605,000,119
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 594,178,870	$ -	$ 594,178,870	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $586,805,814. Net unrealized appreciation aggregated $7,373,056, of which $15,425,516 related to appreciated investment securities and $8,052,460 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

March 31, 2008

1.814649.103

MNF-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 972,680
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	425,000	388,216
		1,360,896
Minnesota - 94.6%
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,944,653
Brainerd Independent School District #181 Series A:
5.375% 2/1/16 (FGIC Insured)	3,285,000	3,539,785
5.375% 2/1/17 (FGIC Insured)	4,100,000	4,397,537
5.375% 2/1/19 (FGIC Insured)	2,200,000	2,333,342
Brooklyn Ctr. Independent School District #286 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	6,000,000	6,425,280
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series C, 5% 4/1/14 (MBIA Insured)	1,200,000	1,313,544
Centennial Independent School District #12 Series A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	480,000	512,299
Chaska Elec. Rev. (Generating Facilities Proj.) Series A:
5.25% 10/1/20	2,000,000	2,119,320
5.25% 10/1/25	1,955,000	2,006,104
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's):
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (d)	2,350,000	2,611,038
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (d)	1,035,000	1,149,968
Duluth Hsg. & Redev. Auth. Healthcare & Hsg. Rev.:
(Benedictine Health Ctr. Proj.) 5.5% 11/1/17	290,000	280,152
(Benedictine Health Ctr. Proj.) 5.7% 11/1/22	385,000	369,889
(Benedictine Health Ctr. Proj.) 5.875% 11/1/33	750,000	677,843
Elk River Independent School District #728 Series A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (d)	2,000,000	2,173,460
Hopkins Independent School District #270:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,350,000	1,440,842
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (d)	1,015,000	1,087,847
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Jackson County Central Independent School District #2895 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (d)	$ 1,220,000	$ 1,302,094
Lake Superior Independent School District #381 Series A:
5% 4/1/15 (Pre-Refunded to 4/1/13 @ 100) (d)	1,970,000	2,124,350
5% 4/1/16 (Pre-Refunded to 4/1/13 @ 100) (d)	2,065,000	2,226,793
5% 4/1/17 (Pre-Refunded to 4/1/13 @ 100) (d)	2,165,000	2,334,628
5% 4/1/18 (Pre-Refunded to 4/1/13 @ 100) (d)	1,260,000	1,358,721
Lakeville Independent School District #194 Series A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (d)	1,000,000	1,073,540
Mankato Independent School District #77 Series A, 5% 2/1/12 (FSA Insured)	1,000,000	1,017,430
Maple Grove Health Care Sys. Rev.:
5.25% 5/1/24	1,500,000	1,483,890
5.25% 5/1/25	2,000,000	1,960,160
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.875% 12/1/29	800,000	778,440
6% 12/1/19	2,915,000	3,003,383
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 13, 5.25% 1/1/11 (c)	2,840,000	2,905,405
Series 2001 C, 5.5% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (d)	2,500,000	2,683,850
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,053,613
Series A:
5% 1/1/14 (c)	3,000,000	3,116,520
5% 1/1/21 (AMBAC Insured)	5,000,000	5,160,500
5% 1/1/35 (AMBAC Insured)	8,500,000	8,339,520
Series B:
5.4% 1/1/09 (FGIC Insured) (c)	1,375,000	1,399,860
5.625% 1/1/13 (FGIC Insured) (c)	1,000,000	1,022,110
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) 5.125% 7/1/21	1,250,000	1,285,800
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev. (Cap. Appreciation) 0% 9/1/08 (MBIA Insured)	4,600,000	4,558,784
Minneapolis Gen. Oblig. (Sports Arena Proj.) 5.125% 10/1/20	2,565,000	2,567,488
Minneapolis Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (d)	2,655,000	3,003,230
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Health Care Sys. Rev.: - continued
(Fairview Health Care Sys. Proj.):
Series B, 5% 5/15/09 (MBIA Insured)	$ 3,180,000	$ 3,269,771
Series D, 5% 11/15/34 (AMBAC Insured)	5,120,000	4,916,019
Minneapolis Spl. School District #1:
Series A, 5% 2/1/17 (FSA Insured)	2,000,000	2,136,160
5% 2/1/15 (MBIA Insured)	1,020,000	1,079,568
Minneapolis Spl. School District #1 Ctfs. of Prtn. 5.5% 2/1/21 (MBIA Insured) (Pre-Refunded to 2/1/09 @ 100) (d)	1,305,000	1,341,070
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	90,000	93,762
Minnesota Gen. Oblig.:
5% 8/1/16	3,500,000	3,713,325
5% 8/1/18	10,775,000	11,424,726
5% 6/1/21	8,585,000	9,091,429
5% 11/1/24	9,155,000	9,428,551
5% 11/1/26	5,270,000	5,406,546
5.25% 8/1/13	545,000	560,963
5.5% 6/1/17	2,150,000	2,239,096
Minnesota Higher Ed. Facilities Auth. Rev.:
(Hamline Univ. Proj.) Series 5B, 5.95% 10/1/19	600,000	611,394
(Macalester College Proj.) Series 6P:
5% 3/1/21	2,315,000	2,439,084
5% 3/1/22	2,535,000	2,649,836
(Saint John's Univ. Proj.) 5% 10/1/08	1,000,000	1,015,580
(Saint Olaf College Proj.) Series 6O, 5% 10/1/15	1,000,000	1,086,450
(Univ. of Saint Thomas Proj.) Series 6I, 5% 4/1/23	1,000,000	1,017,130
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
5.25% 10/1/21	8,450,000	8,893,287
5.25% 10/1/22	1,000,000	1,055,060
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	614,556
5.6% 6/1/15	615,000	639,932
5.65% 6/1/16	625,000	649,663
5.7% 6/1/17	900,000	935,487
5.75% 6/1/18	975,000	1,013,415
5.75% 6/1/19	1,050,000	1,090,268
5.8% 6/1/20	1,000,000	1,038,320
5.875% 6/1/22	2,425,000	2,521,661
Minnesota State Colleges & Univs. Board of Trustees Rev. Series A, 5% 10/1/18 (MBIA Insured)	1,465,000	1,574,758
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24 (Pre-Refunded to 2/1/11 @ 100) (d)	$ 3,000,000	$ 3,196,710
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series B:
5% 2/1/17 (FSA Insured)	1,525,000	1,674,267
5% 8/1/17 (FSA Insured)	1,575,000	1,722,956
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. 5% 1/1/13	1,000,000	1,072,680
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series A, 5% 1/1/18 (a)	3,000,000	3,204,960
5.25% 1/1/13 (FSA Insured)	1,000,000	1,037,620
5.375% 1/1/14 (FSA Insured)	8,400,000	8,716,092
Northfield Hosp. Rev.:
5.375% 11/1/26	1,000,000	935,830
5.5% 11/1/16	1,025,000	1,066,154
Osseo Independent School District #279:
(School Bldg. Proj.) Series 2000 A, 5.25% 2/1/21 (Pre-Refunded to 8/1/10 @ 100) (d)	2,625,000	2,778,589
Series A, 5.25% 2/1/14 (FSA Insured)	2,100,000	2,258,550
Series B, 5% 2/1/13	2,000,000	2,068,020
Owatonna Pub. Utils. Commission Pub. Utils. Rev.:
5% 1/1/11 (AMBAC Insured)	720,000	764,669
5% 1/1/13 (AMBAC Insured)	800,000	867,280
5% 1/1/15 (AMBAC Insured)	715,000	765,021
Prior Lake Independent School District #719 Series 2000, 5.5% 2/1/15 (FSA Insured) (Pre-Refunded to 2/1/10 @ 100) (d)	900,000	946,098
Ramsey County Gen. Oblig. Series A, 5% 2/1/18	1,530,000	1,619,903
Robbinsdale Independent School District #281:
5% 2/1/16 (FSA Insured)	2,410,000	2,535,682
5% 2/1/16 (Pre-Refunded to 2/1/12 @ 100) (d)	1,015,000	1,083,299
5% 2/1/17 (FSA Insured)	2,535,000	2,652,421
5% 2/1/18 (FSA Insured)	2,520,000	2,623,925
Rochester Elec. Util. Rev. Series 2007 C:
4.5% 12/1/23 (MBIA Insured)	2,000,000	2,001,320
5% 12/1/30	2,000,000	1,986,460
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.):
Series A, 5.5% 11/15/27	4,755,000	4,795,275
5% 11/15/36	2,000,000	1,955,220
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I, 5.9% 11/15/09	1,000,000	1,056,450
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Roseville Independent School District #623 (School District Cr. Enhancement Prog.) Series A, 5% 2/1/15 (FSA Insured)	$ 400,000	$ 417,756
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	7,020,000	7,282,829
5.875% 5/1/30 (FSA Insured)	4,000,000	4,156,360
6.25% 5/1/20 (FSA Insured)	2,760,000	2,954,828
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series B, 5% 7/1/20 (AMBAC Insured)	1,000,000	1,005,370
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Services Proj.) Series B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (d)	2,000,000	2,263,220
Saint Michael Independent School District #885 5% 2/1/27 (Pre-Refunded to 2/1/12 @ 100) (d)	5,500,000	5,870,095
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(HealthPartners Oblig. Group Proj.):
5% 5/15/16	345,000	343,389
5.25% 5/15/17	325,000	326,771
5.25% 5/15/36	1,000,000	879,630
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,137,613
5% 11/15/16 (MBIA Insured)	2,000,000	2,153,540
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000,000	1,893,720
Saint Paul Independent School District #625:
Series 2000 A, 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (d)	1,060,000	1,113,710
Series A, 5% 2/1/17 (FSA Insured)	220,000	232,628
Series B:
5% 2/1/16 (FSA Insured)	1,025,000	1,112,422
5% 2/1/17 (FSA Insured)	1,300,000	1,397,838
5% 2/1/18 (FSA Insured)	395,000	415,173
Series C, 5% 2/1/21	1,000,000	1,031,530
Saint Paul Port Auth. 5% 3/1/37	1,500,000	1,499,925
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,802,680
(Regions Hosp. Package Proj.) Series 1:
5% 8/1/12	410,000	408,553
5% 8/1/13	430,000	425,029
5% 8/1/14	455,000	446,273
5% 8/1/15	480,000	467,054
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.: - continued
(Regions Hosp. Package Proj.) Series 1:
5% 8/1/16	$ 500,000	$ 481,820
Series 2003 11, 5.25% 12/1/20	3,000,000	3,171,000
Series 2003 12:
5.125% 12/1/27	5,000,000	5,086,850
5.25% 12/1/18	3,685,000	3,946,930
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) 5.25% 9/1/34	2,520,000	2,292,620
South Washington County Independent School District #833 Series A:
5.4% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (d)	3,925,000	4,117,639
5.5% 2/1/19 (Pre-Refunded to 2/1/10 @ 100) (d)	1,000,000	1,051,220
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation):
Series 1994 A, 0% 1/1/21 (MBIA Insured)	14,670,000	7,965,077
Series A, 0% 1/1/19 (MBIA Insured)	5,210,000	3,186,071
Series 2002 A, 5% 1/1/12 (AMBAC Insured)	2,660,000	2,830,479
Series A:
5.25% 1/1/15 (AMBAC Insured)	1,000,000	1,087,360
5.25% 1/1/16 (AMBAC Insured)	4,450,000	4,820,107
5.25% 1/1/17 (AMBAC Insured)	2,000,000	2,159,840
Spring Lake Park Independent School District #16:
Series A, 5% 2/1/29 (FSA Insured)	4,000,000	4,046,200
Series B:
5% 2/1/15 (MBIA Insured)	2,085,000	2,234,203
5% 2/1/16 (MBIA Insured)	2,230,000	2,374,236
5% 2/1/17 (MBIA Insured)	2,400,000	2,537,760
Suburban Hennepin Reg'l. Park District 5% 2/1/12	1,000,000	1,017,590
Univ. of Minnesota Spl. Purp. Rev. 5% 8/1/29	4,000,000	4,045,920
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. 5.25% 10/1/25	440,000	400,114
Washington County Gen. Oblig. 5.5% 2/1/21 (Pre-Refunded to 2/1/10 @ 100) (d)	1,450,000	1,524,791
Watertown Independent School District #111 Series A, 5% 2/1/22 (FSA Insured)	1,495,000	1,563,920
Wayzata Independent School District #284 Series B, 5% 2/1/16 (FSA Insured)	1,005,000	1,090,716
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5% 1/1/16 (FSA Insured)	1,000,000	1,094,540
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A: - continued
5% 1/1/30 (MBIA Insured)	$ 3,000,000	$ 3,024,960
6.375% 1/1/16 (Escrowed to Maturity) (d)	1,120,000	1,258,757
		339,523,986
Puerto Rico - 2.2%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.) Series 2007 A9, 11%, tender 4/2/08 (Assured Guaranty Ltd. Insured) (b)	400,000	400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,138,200
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (Pre-Refunded to 7/1/10 @ 101) (d)	3,700,000	3,973,282
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,052,080
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	600,000	625,710
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	3,000,000	420,990
0% 8/1/54 (AMBAC Insured)	3,000,000	183,750
		7,794,012
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (c)	800,000	687,488
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/25	1,250,000	1,191,550
		1,879,038
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $348,783,937)	350,557,932
NET OTHER ASSETS - 2.3%	8,406,500
NET ASSETS - 100%	$ 358,964,432
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 350,557,932	$ -	$ 350,557,932	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $348,741,215. Net unrealized appreciation aggregated $1,816,717, of which $6,890,395 related to appreciated investment securities and $5,073,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

March 31, 2008

1.814656.103

OFR-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 972,680
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	429,322
		1,402,002
Ohio - 92.1%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,003,860
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,560,585
5% 1/1/15	1,300,000	1,351,935
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,369,313
Akron Ctfs. of Prtn. 5% 12/1/15	1,475,000	1,612,057
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,717,189
American Muni. Pwr. Electricity Purchase Rev. Series A:
5% 2/1/11	1,500,000	1,514,850
5% 2/1/13	2,000,000	2,014,360
Avon Lake City School District 5% 12/1/14 (MBIA Insured)	1,205,000	1,323,524
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	1,999,860
Brookville Local School District 5% 12/1/31 (Pre-Refunded to 12/1/13 @ 100) (c)	1,000,000	1,103,930
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	4,000,000	3,577,320
6.5% 6/1/47	5,800,000	5,600,944
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,105,000	2,401,637
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,148,262
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,648,552
Butler County Trans. Impt. District 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,101,549
Canal Winchester Local School District:
5% 12/1/18 (MBIA Insured)	1,030,000	1,092,212
5% 12/1/18 (Pre-Refunded to 6/1/15 @ 100) (c)	1,005,000	1,111,781
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,032,964
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	1,500,000	1,621,980
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cincinnati City School District: - continued
5.25% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	$ 2,000,000	$ 2,228,200
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,322,710
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,007,650
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	2,500,000	2,501,725
Cleveland Arpt. Sys. Rev. Series C, 5% 1/1/20 (FSA Insured)	3,500,000	3,679,375
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,193,071
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,234,092
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,294,301
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,000,852
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,405,025
5.25% 12/1/19 (FSA Insured)	1,045,000	1,120,365
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,995,379
Cleveland Pub. Pwr. Sys. Rev.:
Series A:
0% 11/15/10 (MBIA Insured)	1,435,000	1,328,466
0% 11/15/11 (MBIA Insured)	2,395,000	2,132,939
0% 11/15/10 (Escrowed to Maturity) (c)	1,250,000	1,164,688
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,579,092
5% 6/1/34 (FGIC Insured)	5,000,000	4,822,900
Cleveland Wtrwks. Rev. (First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,605,428
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,105
Columbus City School District:
(School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,412,150
5.25% 12/1/25 (Pre-Refunded to 12/1/14 @ 100) (c)	3,780,000	4,251,026
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/11 (MBIA Insured)	2,400,000	2,153,904
0% 10/1/12 (MBIA Insured)	1,405,000	1,206,389
5% 12/1/19	3,000,000	3,242,340
Dayton School District (School Facility Contruction & Impt. Proj.) Series A, 5% 12/1/31 (FGIC Insured)	5,000,000	4,917,900
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	$ 1,265,000	$ 1,380,621
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,171,340
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,323,925
Fairview Park City School District 5% 12/1/33 (MBIA Insured)	4,350,000	4,324,814
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	5,955,000	5,977,153
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,212,200
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,661,638
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,059,580
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,011,760
Hamilton City School District 5% 12/1/34 (FSA Insured)	2,000,000	1,999,860
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,100,110
5% 12/1/18 (FGIC Insured)	1,075,000	1,128,342
5% 12/1/19 (FGIC Insured)	2,190,000	2,279,286
5% 12/1/19 (FGIC Insured)	1,130,000	1,176,070
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,146,131
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,981,011
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,742,840
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,862,038
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	969,648
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (MBIA Insured)	2,050,000	2,241,081
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,062,690
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,057,260
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,720,000	3,320,174
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	2,285,000	2,289,182
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,455,342
Kettering City School District 5.25% 12/1/31 (FSA Insured)	4,250,000	4,414,178
Kings Local School District 5% 12/1/19 (MBIA Insured)	1,365,000	1,433,086
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lakewood City School District:
0% 12/1/15 (FSA Insured)	$ 1,500,000	$ 1,119,990
0% 12/1/16 (FSA Insured)	1,200,000	848,652
5.25% 12/1/15 (Pre-Refunded to 12/1/14 @ 100) (c)	1,000,000	1,124,610
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,042,420
5.5% 2/15/11	1,875,000	1,956,563
5.5% 2/15/12	1,000,000	1,053,560
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,745,000	3,682,196
Lorain County Gen. Oblig. 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,137,235
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,196,211
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,098,050
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,107,760
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,263,276
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,040,320
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	320,000	301,040
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	250,000	235,823
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	370,000	342,923
4.75% 12/1/47 (XL Cap. Assurance, Inc. Insured)	1,000,000	874,360
Middletown City School District 5% 12/1/19 (Pre-Refunded to 12/1/13 @ 100) (c)	1,110,000	1,216,271
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,313,024
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	1,470,000	1,542,442
6% 12/1/19 (Escrowed to Maturity) (c)	1,530,000	1,647,657
6% 12/1/26 (Escrowed to Maturity) (c)	3,000,000	3,168,300
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,370,456
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,225,479
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (MBIA Insured)	500,000	583,495
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	$ 1,000,000	$ 1,091,380
(Juvenile Correctional Bldg. Fund Prog.) 5% 4/1/17 (MBIA Insured)	2,485,000	2,606,815
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,063,576
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	2,520,000	2,660,213
Series 2005 B, 5% 5/1/16	1,000,000	1,100,290
Series A, 5.375% 8/1/16	5,980,000	6,393,577
Series B, 5% 2/1/22	2,800,000	2,897,020
(Infrastructure Impt. Proj.) Series D, 5% 3/1/24	3,415,000	3,500,853
(Mental Health Cap. Facilities Proj.) Series IIA, 5.25% 6/1/17 (Pre-Refunded to 6/1/12 @ 100) (c)	2,670,000	2,920,766
Series A, 5.5% 9/15/16	11,060,000	11,924,221
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. 2002 Proj.):
Series B:
5.5% 10/1/21 (Pre-Refunded to 10/1/12 @ 100) (c)	2,000,000	2,214,080
6.5% 10/1/20	2,335,000	2,833,499
6.125% 10/1/15	2,000,000	2,317,740
6.25% 10/1/16	2,500,000	2,941,125
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,058,720
(Univ. Hosp. Health Sys. Proj.) Series A, 5.25% 1/15/46	4,000,000	3,665,920
(Univ. of Dayton Proj.) 5% 12/1/17 (AMBAC Insured)	2,170,000	2,319,231
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,289,662
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	3,100,000	3,650,839
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (b)	3,000,000	2,921,190
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,052,250
Series B, 5.25% 6/1/16	5,000,000	5,414,550
Ohio Tpk. Commission Tpk. Rev. 5.5% 2/15/26	3,700,000	3,788,245
Ohio Univ. Gen. Receipts Athens:
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,564,497
5% 12/1/18 (MBIA Insured)	1,980,000	2,079,356
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	$ 2,610,000	$ 2,924,061
5.25% 12/1/18	2,610,000	2,931,761
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,773,814
5.25% 12/1/15	2,200,000	2,451,768
5.5% 6/1/17	3,960,000	4,519,271
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (c)	1,685,000	1,880,713
5% 12/1/17	3,765,000	4,040,862
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,420,317
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,441,046
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,379,700
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,398,638
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,313,470
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,286,196
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,131,760
5.25% 12/1/19	1,975,000	2,205,127
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/15 (Pre-Refunded to 6/1/14 @ 100) (c)	1,055,000	1,192,182
5% 12/1/30 (FSA Insured)	4,025,000	4,046,172
5% 12/1/30 (Pre-Refunded to 6/1/16 @ 100) (c)	1,320,000	1,460,435
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,008,220
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (Pre-Refunded to 12/1/14 @ 100) (c)	1,000,000	1,132,070
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,874,761
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,049,067
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,043,975
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	524,415
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (c)	1,000,000	1,106,360
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B: - continued
6.375% 11/15/30	$ 330,000	$ 341,824
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,114,530
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,227,808
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,014,460
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,511,069
Springboro Cmnty. City School District:
5.25% 12/1/20 (FSA Insured)	2,780,000	3,067,091
5.25% 12/1/21 (Pre-Refunded to 6/1/14 @ 100) (c)	3,440,000	3,839,487
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	475,950
5% 12/1/35 (FSA Insured)	2,500,000	2,496,100
Sugarcreek Local School District (School Impt. Proj.) 5% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (c)	1,030,000	1,131,414
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,754,162
5.25% 12/1/21	1,740,000	1,847,306
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,035,680
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,186,013
5% 11/15/30 (MBIA Insured)	3,500,000	3,490,410
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,075,660
Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,413,247
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	1,045,000	1,119,331
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,408,181
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,061,860
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,525,559
5% 6/1/19 (AMBAC Insured)	1,520,000	1,591,212
Series C:
5% 6/1/22 (FSA Insured)	1,000,000	1,047,840
5% 6/1/23 (FSA Insured)	2,000,000	2,079,060
5% 6/1/24 (FSA Insured)	2,000,000	2,060,960
Warren County Gen. Oblig.:
6.1% 12/1/12	380,000	409,705
6.65% 12/1/11	220,000	237,939
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	$ 1,060,000	$ 1,057,074
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,458,394
5% 5/1/18 (MBIA Insured)	1,440,000	1,515,384
5% 5/1/19 (MBIA Insured)	1,515,000	1,582,675
		400,010,370
Puerto Rico - 4.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series CC, 5.25% 7/1/33 (FSA Insured)	10,000,000	10,253,900
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,138,200
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	2,725,000	2,823,454
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15 (FSA Insured)	1,800,000	1,994,490
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,401,413
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	1,047,490
Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,042,850
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	336,792
0% 8/1/54 (AMBAC Insured)	2,400,000	147,000
		20,185,589
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	1,100,000	945,296
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	513,250
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	1,961,920
		3,420,466
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $423,377,597)	425,018,427
NET OTHER ASSETS - 2.1%	9,287,750
NET ASSETS - 100%	$ 434,306,177
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 425,018,427	$ -	$ 425,018,427	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $423,371,401. Net unrealized appreciation aggregated $1,647,026, of which $8,732,977 related to appreciated investment securities and $7,085,951 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

March 31, 2008

1.815010.103

HIY-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.75% 7/1/18	$ 2,000	$ 2,085
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	2,700	2,728
Jefferson County Ltd. Oblig. School Warrants Series A, 5.5% 1/1/22	5,500	4,905
		9,718
Alaska - 0.2%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series A-2, 5% 6/1/12 (h)	1,000	1,043
Series A-3:
5% 6/1/10 (h)	3,500	3,624
5% 6/1/12 (h)	5,000	5,215
		9,882
Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Banner Health Proj.):
Series 2007 A, 5% 1/1/21	2,000	1,989
Series 2007 B, 4.315% 1/1/37 (e)	3,000	2,130
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/15 (FSA Insured)	1,815	1,982
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.):
5.25% 9/1/21 (AMBAC Insured) (d)	2,545	2,659
5.25% 9/1/22 (AMBAC Insured) (d)	1,000	1,039
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (h)	2,000	2,048
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (e)(h)	5,500	5,690
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,809
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (Escrowed to Maturity) (i)	2,000	2,419
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	12,000	8,797
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5% 7/1/29 (MBIA Insured)	2,000	2,001
5.5% 7/1/19 (FGIC Insured)	900	956
5.5% 7/1/20 (FGIC Insured)	1,500	1,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.:
5.25% 12/1/21	$ 3,500	$ 3,426
5.5% 12/1/29	7,900	7,446
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (i)	3,250	3,622
Tucson Gen. Oblig. Series 2002, 5% 7/1/10	2,520	2,663
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,225	1,303
5% 6/1/31 (AMBAC Insured)	2,025	2,008
		55,573
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	6,500	6,578
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	2,445	2,531
		9,109
California - 13.2%
ABC Unified School District 0% 8/1/28 (FGIC Insured)	3,925	1,211
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,295
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A, 5.5% 5/1/15 (AMBAC Insured)	8,200	8,860
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,140	1,484
0% 10/1/17 (MBIA Insured)	2,050	1,336
0% 10/1/18 (MBIA Insured)	1,675	1,023
0% 10/1/22 (MBIA Insured)	5,000	2,366
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	219
5% 3/1/15	7,000	7,511
5% 8/1/19	34,110	35,541
5% 8/1/20	15,000	15,507
5% 11/1/23	5,000	5,087
5% 11/1/24	1,600	1,616
5% 3/1/26	5,100	5,088
5% 6/1/27 (AMBAC Insured)	4,100	4,130
5% 9/1/27	10,500	10,448
5% 2/1/31 (MBIA Insured)	4,500	4,481
5% 9/1/31	24,500	24,133
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (MBIA Insured)	$ 5,595	$ 5,572
5% 9/1/32	24,995	24,544
5% 8/1/33	9,725	9,519
5% 9/1/33	20,200	19,772
5% 8/1/35	17,750	17,310
5% 9/1/35	22,200	21,649
5% 11/1/37	10,000	9,729
5.125% 11/1/24	4,300	4,395
5.125% 2/1/26	2,500	2,513
5.25% 2/1/15	10,000	10,723
5.25% 2/1/15	8,300	8,900
5.25% 2/1/16	4,300	4,585
5.25% 2/1/19	5,620	5,893
5.25% 2/1/20	2,000	2,091
5.25% 2/1/24	4,000	4,099
5.25% 2/1/27 (MBIA Insured)	3,700	3,758
5.25% 2/1/28	8,500	8,633
5.25% 11/1/28	4,485	4,558
5.25% 2/1/33	16,300	16,402
5.25% 12/1/33	160	160
5.25% 3/1/38	7,000	7,037
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
5.5% 11/1/33	39,600	40,746
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	400	415
5% 11/15/13	1,000	1,050
California Hsg. Fin. Agcy. Rev. Series 1983 A, 0% 2/1/15	157	91
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (e)(h)	1,000	984
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,174
(Office of Emergency Services Proj.) Series 2007 A:
5% 3/1/21 (FGIC Insured)	3,515	3,651
5% 3/1/22 (FGIC Insured)	1,695	1,747
(Various California State Univ. Projs.) Series A, 5.25% 12/1/13	5,000	5,010
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 H:
5% 6/1/16	$ 6,000	$ 6,347
5% 6/1/17	5,000	5,235
5% 6/1/18	10,300	10,695
Series 2005 J, 5% 1/1/17	6,000	6,302
Series B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,604
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,887
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (e)	700	697
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (e)	3,500	3,512
(St. Joseph Health Proj.) Series C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,030
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	9,400	9,074
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	4,400	4,374
Encinitas Union School District:
0% 8/1/20 (MBIA Insured)	3,500	1,913
0% 8/1/21 (MBIA Insured)	2,810	1,438
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	5,070	4,791
0% 1/15/27 (a)	2,500	2,182
5% 1/15/16 (MBIA Insured)	2,800	2,873
5.75% 1/15/40	6,300	6,034
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (i)	310	311
Series A:
5% 6/1/45	30,195	27,113
5% 6/1/45 (FGIC Insured)	5,370	4,899
Series A1, 5% 6/1/33	3,005	2,495
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.):
5% 9/1/18 (AMBAC Insured)	1,000	1,025
5% 9/1/19 (AMBAC Insured)	2,545	2,584
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	$ 4,000	$ 3,976
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,000	5,005
Series A, 5.125% 7/1/41 (MBIA Insured)	9,985	10,009
Los Angeles Unified School District:
Series A, 5.5% 7/1/15 (MBIA Insured)	6,155	6,755
Series F, 5% 7/1/18 (FSA Insured)	10,000	10,619
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	5,970	5,973
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (i)	1,750	1,961
Monrovia Unified School District Series B, 0% 8/1/29 (FGIC Insured)	4,525	1,293
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	2,320	2,416
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,148
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	2,795	2,801
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,745	2,742
Port of Oakland Rev.:
Series B, 5% 11/1/19 (MBIA Insured)	7,000	7,438
Series C, 5% 11/1/18 (MBIA Insured)	7,075	7,639
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	2,700	2,644
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) 5% 11/15/18 (MBIA Insured)	3,495	3,661
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (FGIC Insured)	5,430	1,961
Sweetwater Union High School District Series A, 5.625% 8/1/47 (FSA Insured)	44,025	46,040
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,529
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,002
Series B, 0% 9/1/22 (FGIC Insured)	1,500	708
Univ. of California Revs.:
(Ltd. Proj.) Series B, 5% 5/15/20 (FSA Insured)	2,200	2,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	$ 1,110	$ 1,204
5.5% 5/15/16 (AMBAC Insured)	1,170	1,263
5.5% 5/15/17 (AMBAC Insured)	1,235	1,327
5.5% 5/15/19 (AMBAC Insured)	1,375	1,466
5.5% 5/15/22 (AMBAC Insured)	370	390
5.5% 5/15/23 (AMBAC Insured)	380	399
5.5% 5/15/23 (Pre-Refunded to 5/15/12 @ 101) (i)	645	720
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	2,098
5.5% 5/15/17 (AMBAC Insured)	2,545	2,772
Series K:
5% 5/15/17 (MBIA Insured)	2,815	3,055
5% 5/15/19 (MBIA Insured)	5,170	5,507
5% 5/15/20 (MBIA Insured)	10,000	10,573
5% 5/15/22	1,000	1,035
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/30 (FGIC Insured)	1,495	1,447
Washington Township Health Care District Rev. Series A:
5% 7/1/18	1,185	1,212
5% 7/1/27	1,840	1,748
		676,323
Colorado - 2.3%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series B, 5% 11/1/17 (MBIA Insured)	2,475	2,660
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (i)	32,610	16,585
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,109
5% 9/1/22	1,500	1,461
(Volunteers of America Care Proj.) Series A, 5.3% 7/1/37	2,600	2,076
Series 2001:
6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (i)	5,040	5,732
6.625% 11/15/26 (Pre-Refunded to 11/15/11 @ 101) (i)	2,700	3,082
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Springs Arpt. Rev. Series C:
0% 1/1/09 (MBIA Insured)	$ 1,655	$ 1,612
0% 1/1/10 (MBIA Insured)	1,500	1,403
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	33,385	33,546
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (i)	32,490	16,360
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (i)	7,900	5,394
Denver City & County Arpt. Rev.:
Series A, 5.625% 11/15/12 (FGIC Insured) (h)	2,000	2,074
Series E, 5% 11/15/32 (AMBAC Insured)	5,000	4,736
Denver Health & Hosp. Auth. Healthcare Rev. Series A:
5% 12/1/13	3,005	3,054
6.25% 12/1/33 (Pre-Refunded to 12/1/14 @ 100) (i)	2,000	2,355
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,500	1,638
5.75% 12/15/22 (FGIC Insured)	1,000	1,079
E-470 Pub. Hwy. Auth. Rev. Series B:
0% 9/1/15 (MBIA Insured)	3,600	2,598
0% 9/1/20 (MBIA Insured)	12,100	6,284
Northwest Pkwy Pub. Hwy. Auth. Sr. Series A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (i)	1,000	1,094
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (i)	1,000	1,094
		117,026
District Of Columbia - 1.1%
District of Columbia Gen. Oblig.:
Series 2005 A, 5.25% 6/1/27 (MBIA Insured)	13,200	13,345
Series B, 0% 6/1/12 (MBIA Insured)	8,800	7,570
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	12,600	13,008
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured)	23,535	24,670
		58,593
Florida - 7.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (i)	650	673
6.05% 11/15/16 (Escrowed to Maturity) (i)	6,230	7,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Boynton Beach Util. Sys. Rev. 5.5% 11/1/19 (FGIC Insured)	$ 3,300	$ 3,630
Brevard County School Board Ctfs. of Prtn. Series B:
5% 7/1/24 (AMBAC Insured)	1,365	1,370
5% 7/1/25 (AMBAC Insured)	3,540	3,528
Broward County Arpt. Sys. Rev. Series 1, 5.75% 10/1/12 (AMBAC Insured) (h)	1,210	1,299
Broward County Gen. Oblig. (Parks & Land Preservation Proj.):
5% 1/1/24	1,000	1,022
5% 1/1/25	1,000	1,018
Broward County School Board Ctfs. of Prtn.:
Series A:
5% 7/1/17 (FGIC Insured)	3,660	3,811
5% 7/1/19 (FGIC Insured)	3,700	3,850
5.25% 7/1/20 (MBIA Insured)	3,000	3,107
5.25% 7/1/16 (MBIA Insured)	6,060	6,438
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275	2,440
5.5% 10/1/12 (MBIA Insured)	1,460	1,579
5.5% 10/1/13 (MBIA Insured)	1,265	1,363
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765	2,802
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (h)	5,000	5,055
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640	1,704
5.25% 10/1/22 (MBIA Insured)	1,725	1,787
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,018
5.25% 1/1/36 (FGIC Insured)	1,310	1,312
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	7,072
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,050	3,482
Florida Board of Ed.:
Series 2001 F, 5% 6/1/32 (MBIA Insured)	5,040	5,005
Series 2003 J, 5% 6/1/31	2,500	2,483
Series 2006 A, 5% 6/1/32	1,100	1,098
Series B:
5% 6/1/33	6,950	6,861
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed.: - continued
Series B:
5.5% 6/1/15 (FGIC Insured)	$ 3,655	$ 3,964
5.5% 6/1/16 (FGIC Insured)	2,825	3,054
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (FGIC Insured)	1,000	1,069
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2004 A, 5% 6/1/31	1,240	1,240
Florida Dept. of Children and Family Services Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,160
5% 10/1/17	2,130	2,250
Florida Dept. of Envir. Protection Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000	6,425
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,598
5% 7/1/18	3,320	3,527
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	5,295	5,265
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (i)	3,000	3,778
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950	2,083
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC Insured)	1,010	1,079
Halifax Hosp. Med. Ctr. Rev. Series 2006 A:
5% 6/1/38	3,400	2,898
5.25% 6/1/19	2,375	2,349
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (e)	21,245	21,100
Series A:
5% 11/15/15	1,000	1,033
5% 11/15/17	1,200	1,218
5% 11/15/22	1,000	981
Series B:
5% 11/15/15	1,000	1,033
5% 11/15/16	1,190	1,219
Series G:
5% 11/15/14	1,330	1,378
5% 11/15/15	1,000	1,033
5% 11/15/16	1,050	1,079
5.125% 11/15/17	2,845	2,918
5.125% 11/15/18	1,000	1,018
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys. - Sunbelt Proj.):
Series G:
5.125% 11/15/19	$ 2,000	$ 2,023
5% 11/15/30 (MBIA Insured)	4,050	3,990
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	1,986
5% 7/1/18	2,125	2,169
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000	4,903
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
5%, tender 3/15/12 (AMBAC Insured) (e)	4,500	4,468
5.1% 10/1/13	3,005	3,010
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,810	4,868
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870	6,077
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250	12,683
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (i)	1,945	2,113
Series 3A, 5% 10/1/41 (FSA Insured)	18,800	18,382
Jacksonville Sales Tax Rev. 5.25% 10/1/19 (MBIA Insured)	1,500	1,580
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000	1,070
Marco Island Util. Sys. Rev. 5% 10/1/33 (MBIA Insured)	5,025	4,947
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265	1,352
Melbourne Arpt. Rev.:
6.75% 10/1/08 (MBIA Insured) (h)	275	281
6.75% 10/1/09 (MBIA Insured) (h)	350	368
6.75% 10/1/10 (MBIA Insured) (h)	170	184
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000	4,850
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,509
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010	1,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami Beach Stormwater Rev. 5.375% 9/1/30 (FGIC Insured)	$ 1,000	$ 1,015
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,156
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	2,998
Series C, 5.125% 11/15/24	1,450	1,449
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	12,005	11,233
Miami-Dade County Expressway Auth. Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,066
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.) 5% 7/1/35 (FGIC Insured)	4,565	4,458
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5% 8/1/17 (AMBAC Insured) (d)	3,500	3,686
5% 8/1/18 (AMBAC Insured) (d)	4,000	4,187
5% 8/1/20 (AMBAC Insured) (d)	2,500	2,560
5% 8/1/21 (AMBAC Insured) (d)	5,095	5,159
5% 8/1/22 (AMBAC Insured) (d)	3,325	3,348
Series B:
5%, tender 5/1/11 (MBIA Insured) (e)	10,600	11,035
5.5%, tender 5/1/11 (MBIA Insured) (e)	5,400	5,699
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC Insured)	1,000	1,030
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (e)(h)	2,250	2,239
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,373
5.25% 12/1/37 (AMBAC Insured)	1,365	1,383
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series A, 6.25% 10/1/18 (MBIA Insured)	4,500	5,088
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (h)	80	80
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,800	2,817
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	2,275	1,877
5% 8/1/16 (MBIA Insured)	2,940	3,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	$ 1,000	$ 1,065
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,190	1,257
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,136
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	3,839
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,118
5% 10/1/35 (FSA Insured)	5,000	4,993
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200	2,468
Polk County Pub. Facilities Rev. 5% 12/1/33 (MBIA Insured)	2,000	1,960
Port Orange Gen. Oblig. 5% 4/1/29 (MBIA Insured)	2,015	1,989
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (MBIA Insured)	3,700	3,845
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/16 (MBIA Insured)	1,645	1,760
5% 7/1/20 (MBIA Insured)	1,745	1,807
St. Johns County School Board 5.25% 7/1/16 (MBIA Insured)	1,400	1,497
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,217
Tallahassee Energy Sys. Rev. 5% 10/1/35 (MBIA Insured)	3,065	2,985
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (MBIA Insured)	1,045	1,136
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	2,150	2,300
5.375% 10/1/18 (AMBAC Insured)	2,465	2,597
5.375% 10/1/19 (AMBAC Insured)	2,650	2,778
Tampa Wtr. & Swr. Rev. 6% 10/1/17 (FSA Insured)	1,000	1,173
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (e)	3,000	3,017
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (FGIC Insured)	1,805	1,905
5% 10/1/35 (FGIC Insured)	3,275	3,088
5.25% 10/1/34 (FGIC Insured)	2,000	1,966
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	$ 2,690	$ 2,915
5.25% 7/1/16 (AMBAC Insured)	2,830	3,039
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,058
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,335
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,046
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,041
		399,819
Georgia - 2.7%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/20	2,000	2,134
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	38,395	37,868
5% 11/1/43 (FSA Insured)	57,750	56,341
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	12,100	12,333
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	4,665	2,480
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	140	155
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,498
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5.25% 9/15/19	8,120	7,630
5.25% 9/15/20	2,500	2,319
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (i)	5,615	2,985
Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	2,600	1,382
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (i)	17,000	9,036
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,603
		137,764
Guam - 0.0%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	605	553
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2000 A, 5.75% 7/1/21 (FGIC Insured)	$ 2,640	$ 2,751
Series 2000 B, 8% 7/1/11 (FGIC Insured) (h)	9,250	10,210
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (MBIA Insured) (h)	1,690	1,791
5% 7/1/13 (MBIA Insured) (h)	1,000	1,063
5% 7/1/14 (MBIA Insured) (h)	1,140	1,212
5% 7/1/15 (MBIA Insured) (h)	1,430	1,518
5.25% 7/1/18 (MBIA Insured) (h)	3,205	3,419
		21,964
Illinois - 11.3%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	1,810	940
0% 1/1/22 (FGIC Insured)	1,950	946
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	3,200	2,199
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (FGIC Insured)	17,000	13,503
0% 1/1/15 (FGIC Insured)	20,000	15,081
(Neighborhoods Alive 21 Prog.):
5% 1/1/28 (AMBAC Insured)	2,000	2,005
5% 1/1/33 (AMBAC Insured)	3,510	3,461
Series 2000 D, 5.5% 1/1/35 (FGIC Insured)	15,000	15,270
Series 2003 A:
5.25% 1/1/22 (MBIA Insured)	740	772
5.25% 1/1/22 (Pre-Refunded to 1/1/13 @ 100) (i)	1,345	1,478
Series 2004 A, 5% 1/1/34 (FSA Insured)	12,510	12,402
Series A:
5% 1/1/42 (AMBAC Insured)	565	544
5.25% 1/1/29 (FSA Insured)	435	443
5.25% 1/1/33 (MBIA Insured)	2,150	2,157
5.5% 1/1/38 (MBIA Insured)	5,620	5,709
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (i)	160	174
Series C:
5% 1/1/35 (MBIA Insured)	5,700	5,683
5.5% 1/1/40 (FGIC Insured)	5,520	5,634
5.7% 1/1/30 (FGIC Insured)	5,760	5,959
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (MBIA Insured) (h)	$ 2,910	$ 2,928
5.25% 1/1/14 (MBIA Insured) (h)	3,060	3,079
6% 1/1/10 (MBIA Insured) (h)	2,435	2,451
6.125% 1/1/11 (MBIA Insured) (h)	2,580	2,597
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,730
5.25% 1/1/19 (AMBAC Insured)	1,780	1,882
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (h)	10,000	10,381
Series A:
5% 1/1/16 (FSA Insured)	6,800	7,381
5.5% 1/1/16 (AMBAC Insured) (h)	10,770	10,891
6.25% 1/1/09 (AMBAC Insured) (h)	6,040	6,110
Series B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,685
Chicago Park District Series A:
5.25% 1/1/18 (FGIC Insured)	4,690	5,020
5.25% 1/1/19 (FGIC Insured)	3,000	3,187
5.25% 1/1/20 (FGIC Insured)	2,195	2,320
5.5% 1/1/19 (FGIC Insured)	475	495
5.5% 1/1/20 (FGIC Insured)	490	509
Chicago Spl. Trans. Rev. Series 2001:
5.25% 1/1/31 (Pre-Refunded to 1/1/27 @ 100) (i)	11,670	12,045
5.5% 1/1/17 (Escrowed to Maturity) (i)	1,135	1,204
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/20 (AMBAC Insured)	7,000	7,310
5% 6/1/21 (AMBAC Insured)	2,600	2,694
Chicago Wtr. Rev. 0% 11/1/16 (AMBAC Insured)	7,555	5,232
Cicero Gen. Oblig. 5.25% 12/1/26 (MBIA Insured)	3,010	3,085
Cook County Gen. Oblig.:
Series B:
5% 11/15/17 (MBIA Insured)	4,180	4,584
5% 11/15/19 (MBIA Insured)	2,600	2,791
5.25% 11/15/26 (MBIA Insured)	2,700	2,777
5.25% 11/15/28 (MBIA Insured)	1,400	1,431
Series C, 5% 11/15/25 (AMBAC Insured)	8,400	8,500
DuPage County Forest Preserve District Rev. 0% 11/1/17	6,665	4,468
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	197
5.25% 1/1/16 (Pre-Refunded to 1/1/12 @ 100) (i)	815	884
5.25% 1/1/22	380	395
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Franklin Park Village Cook County Gen. Oblig. Series B:
5% 7/1/17 (AMBAC Insured)	$ 1,380	$ 1,460
5% 7/1/18 (AMBAC Insured)	1,450	1,523
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (e)(h)	5,600	5,599
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (FGIC Insured)	5,000	5,129
5.5% 5/1/23 (FGIC Insured)	3,000	3,170
Hodgkins Tax Increment Rev. 5% 1/1/11	2,075	2,104
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	2,735
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (i)	24,975	11,829
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,031
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,764
5.5% 9/1/19	4,405	4,710
Illinois Edl. Facilities Auth. Revs.:
(Northwestern Univ. Proj.) 5% 12/1/38	5,740	5,704
(Univ. of Chicago Proj.):
Series 2005 A:
5.25% 7/1/41	755	767
5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (i)	305	333
Series A, 5.125% 7/1/38	1,585	1,587
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (e)	3,860	3,967
Illinois Fin. Auth. Rev. (Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,172
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	8,887
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/17 (FSA Insured)	2,260	2,414
5.25% 12/1/20 (FSA Insured)	2,000	2,076
5.375% 12/1/14 (FSA Insured)	5,000	5,470
5.375% 7/1/15 (MBIA Insured)	3,700	3,991
5.5% 4/1/16 (FSA Insured)	1,300	1,401
5.5% 8/1/16 (MBIA Insured)	13,000	14,068
5.5% 4/1/17 (MBIA Insured)	7,065	7,346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
First Series:
5.5% 8/1/17 (MBIA Insured)	$ 7,500	$ 8,097
5.5% 2/1/18 (FGIC Insured)	1,000	1,064
5.5% 8/1/18 (MBIA Insured)	5,000	5,379
5.6% 4/1/21 (MBIA Insured)	7,500	7,734
5.75% 12/1/18 (MBIA Insured)	1,200	1,265
Series 2006, 5.5% 1/1/31	3,000	3,241
5.7% 4/1/16 (MBIA Insured)	7,350	7,695
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	9,000	9,049
7% 5/15/22	5,000	5,136
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,436
6% 7/1/33	3,775	3,867
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,366
7% 4/1/14	1,500	1,702
(Riverside Health Sys. Proj.) 6.85% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (i)	5,025	5,626
(Swedish American Hosp. Proj.) 6.875% 11/15/30 (Pre-Refunded to 5/15/10 @ 101) (i)	6,955	7,564
6.75% 2/15/15 (Escrowed to Maturity) (i)	1,000	1,058
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	5,000	4,842
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,892
Illinois Sales Tax Rev. First Series, 6% 6/15/20	4,600	4,856
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100) (i)	5,800	6,422
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured) (d)	3,000	3,164
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	3,700	2,405
0% 12/1/21 (AMBAC Insured)	5,000	2,506
6.5% 1/1/20 (AMBAC Insured)	7,865	9,399
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (FGIC Insured)	7,240	4,407
Lake County Forest Preservation District Series 2007 A, 2.226% 12/15/13 (e)	2,100	1,995
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	$ 2,945	$ 3,107
5.625% 3/1/21 (AMBAC Insured)	2,505	2,704
5.75% 3/1/19 (AMBAC Insured)	2,240	2,460
McHenry & Kane Counties Cmnty. Consolidated School District #158 0% 1/1/19 (FGIC Insured)	3,000	1,721
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	26,420	27,561
Series 2002 B, 0% 6/15/20 (MBIA Insured) (a)	2,000	1,746
Series A:
0% 6/15/15 (FGIC Insured)	15,000	11,175
0% 6/15/19 (FGIC Insured)	3,305	1,930
0% 6/15/19 (MBIA Insured)	2,935	1,714
0% 6/15/20 (FGIC Insured)	3,470	1,904
5% 12/15/28 (MBIA Insured)	2,000	2,000
5.25% 12/15/10 (AMBAC Insured)	12,950	13,013
6.65% 6/15/12 (FGIC Insured)	250	251
Series 1996 A, 0% 6/15/24 (MBIA Insured)	3,060	1,311
Series 2002:
0% 6/15/13 (Escrowed to Maturity) (i)	4,155	3,462
0% 6/15/13 (FGIC Insured)	5,575	4,605
Series A, 0% 12/15/19 (MBIA Insured)	2,115	1,203
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (FGIC Insured)	1,000	1,071
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,243
5% 11/15/14	1,000	1,039
5% 11/15/18	1,000	1,024
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (FGIC Insured)	15,100	14,684
Univ. of Illinois Univ. Revs.:
Series A, 0% 4/1/21 (MBIA Insured)	4,965	2,584
0% 4/1/17 (MBIA Insured)	16,270	10,922
0% 4/1/20 (MBIA Insured)	8,000	4,440
Will County Cmnty. Unit School District #365 0% 11/1/17 (FSA Insured)	3,200	2,127
		578,008
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.1%
Avon 2000 Cmnty. School Bldg. Corp. 5% 7/15/17 (FSA Insured)	$ 2,835	$ 3,055
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,616
5.25% 7/15/25 (FSA Insured)	1,720	1,774
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (MBIA Insured)	7,480	3,915
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (MBIA Insured)	1,365	1,402
5.25% 7/15/17 (MBIA Insured)	1,885	2,067
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,597
Hammond School Bldg. Corp. 5% 7/15/16 (MBIA Insured)	1,845	1,982
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	17,800	21,045
Indiana Bond Bank Series B:
5% 2/1/19 (MBIA Insured)	1,940	2,031
5% 2/1/20 (MBIA Insured)	1,635	1,702
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (h)	7,350	7,163
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.7%, tender 10/1/15 (e)(h)	3,000	2,800
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,102
5% 2/15/15	1,500	1,556
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	2,500	2,854
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2005 A1, 5% 5/1/13	3,000	3,185
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (FGIC Insured)	2,500	2,489
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	4,565
0% 6/1/18 (AMBAC Insured)	1,700	1,060
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	645	649
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (h)	1,525	1,577
5% 1/1/17 (AMBAC Insured) (h)	1,700	1,743
5.25% 1/1/14 (AMBAC Insured) (h)	2,675	2,820
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
5.9% 12/1/24 (h)	$ 10,000	$ 10,046
5.95% 12/1/29 (h)	2,000	1,941
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (e)	4,400	4,588
Southmont School Bldg. Corp. 5% 7/15/15 (FGIC Insured)	2,000	2,119
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.):
5.7% 9/1/37 (c)	2,000	1,747
5.75% 9/1/42 (c)	1,000	865
Wayne Township Marion County School Bldg. Corp. 5.5% 1/15/31 (MBIA Insured)	5,560	5,711
Westfield Washington Multi-School Bldg. Corp. Series A:
5% 7/15/15 (FSA Insured)	1,360	1,488
5% 7/15/18 (FSA Insured)	1,500	1,592
Zionsville Cmnty. Schools Bldg. 5% 7/15/20 (FSA Insured)	1,945	2,076
		107,922
Iowa - 0.3%
Iowa Fin. Auth. Hosp. Facilities Rev.:
6.75% 2/15/13 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,090
6.75% 2/15/14 (Pre-Refunded to 2/15/10 @ 101) (i)	1,280	1,395
6.75% 2/15/15 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,090
6.75% 2/15/17 (Pre-Refunded to 2/15/10 @ 101) (i)	1,000	1,090
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (i)	10,000	10,658
		15,323
Kansas - 0.3%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	4,500	4,675
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (e)	4,400	4,420
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Topeka Combined Util. Impt. Rev. Series 2005 A: - continued
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	$ 1,100	$ 1,211
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,347
		13,011
Kentucky - 0.5%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	4,650
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	15,750	15,863
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series 2001 A:
5.25% 7/1/09 (FSA Insured) (h)	1,545	1,590
5.5% 7/1/10 (FSA Insured) (h)	3,800	3,989
		26,092
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,142
Louisiana Gen. Oblig. Series 2003 A, 5% 5/1/20 (FGIC Insured)	1,500	1,538
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.):
5% 7/1/20 (CIFG North America Insured)	1,000	1,031
5% 7/1/21 (CIFG North America Insured)	1,000	1,024
(Nineteenth Judicial District Court Proj.):
5.375% 6/1/19 (FGIC Insured)	1,000	1,033
5.375% 6/1/32 (FGIC Insured)	1,900	1,851
5.5% 6/1/41 (FGIC Insured)	15,500	15,243
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	6,314
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (h)	1,420	1,478
Series 2007 B2, 5% 1/1/16 (FSA Insured) (h)	1,000	1,048
New Orleans Gen. Oblig.:
0% 9/1/09 (AMBAC Insured)	16,500	15,696
0% 9/1/11 (AMBAC Insured)	3,080	2,744
0% 9/1/13 (AMBAC Insured)	3,350	2,724
0% 9/1/14 (AMBAC Insured)	3,165	2,443
5% 12/1/29 (MBIA Insured)	4,690	4,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
5.25% 12/1/24 (MBIA Insured)	$ 3,450	$ 3,338
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	929
		65,737
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (FSA Insured)	3,000	3,083
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	8,760	8,874
		11,957
Maryland - 0.4%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	5,800	5,192
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	1,020	1,106
5% 6/1/16 (CIFG North America Insured)	1,000	1,083
5% 6/1/19 (CIFG North America Insured)	1,500	1,561
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (i)	1,605	1,739
5.75% 7/1/13 (Escrowed to Maturity) (i)	995	1,078
(Johns Hopkins Health Sys. Proj.) Series B, 5% 5/15/35	2,700	2,703
(Washington County Health Sys. Proj.):
6% 1/1/28	5,000	4,999
6% 1/1/43	1,500	1,457
		20,918
Massachusetts - 5.6%
Massachusetts Bay Trans. Auth. Series B, 6.2% 3/1/16	3,800	4,354
Massachusetts Bay Trans. Auth. Assessment Rev. Series A, 5.25% 7/1/30	580	589
Massachusetts Edl. Fing. Auth. Rev.:
Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (h)	2,060	2,081
Series B Issue E:
6.05% 7/1/08 (AMBAC Insured) (h)	110	110
6.15% 7/1/10 (AMBAC Insured) (h)	50	50
6.25% 7/1/11 (AMBAC Insured) (h)	25	25
6.3% 7/1/12 (AMBAC Insured) (h)	30	30
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	$ 5,000	$ 5,375
Massachusetts Gen. Oblig.:
Series A, 3.861% 5/1/37 (e)	7,000	5,041
Series C:
5% 8/1/37 (AMBAC Insured)	36,700	36,530
5.25% 8/1/22 (FSA Insured)	7,700	8,220
5.25% 8/1/23 (FSA Insured)	3,600	3,815
5.25% 8/1/24 (FSA Insured)	9,000	9,460
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (j)	3,540	3,550
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	1,520	1,630
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	1,890	1,892
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	11,930	12,176
(Tufts Univ. Proj.) Series I, 5.5% 2/15/36	10,000	10,177
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/09	21,800	21,065
0% 8/1/10	2,000	1,864
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5% 7/1/10 (Escrowed to Maturity) (i)	3,010	3,076
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (h)	2,000	2,090
5.5% 1/1/14 (AMBAC Insured) (h)	2,540	2,633
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	16,000	14,504
5% 8/15/23 (FSA Insured)	29,965	30,894
5% 8/15/26 (FSA Insured)	10,000	10,191
5% 8/15/30 (FSA Insured)	30,000	30,145
5% 8/15/37 (AMBAC Insured)	15,900	15,911
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1999 A, 5.25% 1/1/29 (AMBAC Insured)	14,400	14,403
Sr. Series A:
5% 1/1/37 (MBIA Insured)	10,000	9,849
5.125% 1/1/23 (MBIA Insured)	7,950	8,043
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	7,585	7,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	$ 90	$ 92
Springfield Gen. Oblig. 5% 8/1/19 (MBIA Insured)	7,015	7,334
		284,898
Michigan - 1.9%
Carman-Ainsworth Cmnty. School District 5% 5/1/18 (FSA Insured)	2,175	2,318
Clarkston Cmnty. Schools 5% 5/1/09 (FSA Insured)	3,470	3,583
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	20,700	20,209
Detroit Wtr. Supply Sys. Rev.:
Series A:
5% 7/1/34 (MBIA Insured)	12,000	11,658
5.25% 7/1/16 (MBIA Insured)	1,685	1,855
5.25% 7/1/15 (MBIA Insured)	2,380	2,622
DeWitt Pub. Schools 5% 5/1/21 (MBIA Insured)	1,650	1,703
Ferris State Univ. Rev. 5% 10/1/20 (MBIA Insured)	3,165	3,280
Fowlerville Cmnty. School District 5.25% 5/1/17 (FGIC Insured)	1,425	1,526
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Proj.) Series A, 5.25%, tender 1/15/14 (d)(e)	3,000	3,112
Lapeer Cmnty. Schools 5% 5/1/33 (FSA Insured)	3,400	3,403
Lincoln Consolidated School District 5% 5/1/13 (FSA Insured)	1,470	1,593
Michigan Hosp. Fin. Auth. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (Escrowed to Maturity) (i)	4,750	4,783
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (i)	4,000	4,048
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (i)	420	447
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	2,000	2,073
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	5,000	4,717
Portage Pub. Schools:
5% 5/1/21 (FSA Insured)	6,300	6,684
5.25% 5/1/18 (FSA Insured)	2,000	2,227
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series M, 5.25% 11/15/31 (MBIA Insured)	7,000	7,050
6.25% 1/1/09	400	412
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Three Rivers Cmnty. Schools:
5% 5/1/12 (FSA Insured)	$ 1,575	$ 1,701
5% 5/1/13 (FSA Insured)	1,715	1,867
5% 5/1/21 (FSA Insured)	1,710	1,807
Troy School District 5% 5/1/17 (MBIA Insured)	2,000	2,155
		96,833
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
5% 5/1/20	1,000	1,004
5% 5/1/21	1,500	1,491
5.25% 5/1/28	3,500	3,345
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,035
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A:
5% 1/1/10 (h)	2,910	3,002
5% 1/1/12 (h)	2,000	2,065
5% 1/1/22 (AMBAC Insured)	5,000	5,124
5% 1/1/35 (AMBAC Insured)	4,000	3,924
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	375	391
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	8,500	8,832
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
5.25% 5/15/18	1,650	1,647
5.25% 5/15/23	2,000	1,900
5.25% 5/15/36	4,250	3,738
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (Healtheast Proj.) 6% 11/15/30	2,000	1,894
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,832
5.25% 12/1/19	2,850	3,029
		44,253
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	$ 3,005	$ 3,114
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,602
		5,716
Missouri - 0.5%
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,303
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.):
Series 2002 B, 5.5% 7/1/17	1,780	1,935
Series 2003 A:
5.125% 1/1/19	5,000	5,267
5.25% 1/1/18	1,280	1,367
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2008 C4, 3.5%, tender 11/15/09 (d)(e)	10,000	10,000
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (h)	35	35
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (h)	3,500	3,676
		24,583
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (e)	10,755	10,859
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.) Series 1996:
6.875% 6/1/20 (Escrowed to Maturity) (i)	2,005	2,078
6.875% 6/1/20 (Escrowed to Maturity) (i)	1,255	1,301
6.875% 6/1/20 (Escrowed to Maturity) (i)	3,870	4,011
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	2,000	2,001
		20,250
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.):
2.371% 12/1/10 (e)	2,500	2,375
2.561% 12/1/17 (e)	7,900	6,519
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/18 (FSA Insured)	5,965	6,455
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	$ 6,900	$ 6,880
5% 2/1/46	10,000	9,849
		32,078
Nevada - 0.5%
Clark County Arpt. Rev. Series C:
5.375% 7/1/17 (AMBAC Insured) (h)	4,310	4,427
5.375% 7/1/19 (AMBAC Insured) (h)	1,100	1,116
5.375% 7/1/21 (AMBAC Insured) (h)	1,600	1,610
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	2,700	2,720
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	6,285	6,665
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,006
0% 7/1/13 (FSA Insured)	4,590	3,830
0% 7/1/14 (FSA Insured)	3,000	2,382
		26,756
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (e)(h)	6,100	6,177
New Jersey - 1.4%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,784
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,064
5.125% 3/1/30	5,000	5,045
5.25% 3/1/21 (MBIA Insured)	2,800	2,964
5.25% 3/1/23	4,500	4,688
5.25% 3/1/25	9,900	10,194
5.25% 3/1/26	11,305	11,587
Series 2005 P, 5.125% 9/1/28	2,445	2,480
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	6,200	6,328
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (MBIA Insured)	5,000	5,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	$ 3,235	$ 3,399
5.25% 8/1/19 (FGIC Insured)	2,735	2,863
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	5,560	5,781
		72,738
New Mexico - 0.2%
Albuquerque Arpt. Rev.:
6.75% 7/1/09 (AMBAC Insured) (h)	1,150	1,206
6.75% 7/1/10 (AMBAC Insured) (h)	1,700	1,831
6.75% 7/1/12 (AMBAC Insured) (h)	1,935	2,165
Univ. of New Mexico Univ. Revs. Series A, 6% 6/1/21	5,340	6,165
		11,367
New York - 13.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,023
5.25% 11/15/17	1,500	1,546
Buffalo Muni. Wtr. Fin. Auth. Series B:
5% 7/1/14 (FSA Insured) (d)	1,810	1,981
5% 7/1/15 (FSA Insured) (d)	2,295	2,518
5% 7/1/16 (FSA Insured) (d)	400	438
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15 (FSA Insured)	7,870	8,664
5.75% 5/1/18 (FSA Insured)	3,460	3,744
5.75% 5/1/21 (FSA Insured)	1,575	1,703
5.75% 5/1/23 (FSA Insured)	1,750	1,891
Series 2004:
5.75% 5/1/16 (FSA Insured)	13,120	14,777
5.75% 5/1/18 (FSA Insured)	14,720	16,315
5.75% 5/1/20 (FSA Insured)	8,000	8,771
5.75% 5/1/21 (FSA Insured)	3,845	4,205
5.75% 5/1/22 (FSA Insured)	1,000	1,082
5.75% 5/1/23 (FSA Insured)	3,000	3,229
5.75% 5/1/24 (FSA Insured)	3,000	3,211
5.75% 5/1/25 (FSA Insured)	3,400	3,622
5.75% 5/1/26 (FSA Insured)	5,200	5,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	$ 22,600	$ 21,381
5% 2/15/47 (FGIC Insured)	13,100	12,600
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A:
5% 12/1/25 (FGIC Insured)	5,000	4,908
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,572
Series B, 5% 12/1/35	2,000	1,944
Series C, 5% 9/1/35	4,000	3,889
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,800	3,928
Series B, 5.5% 7/1/19 (MBIA Insured)	2,000	2,129
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	455
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	8,000	8,558
Series 2005 G:
5% 8/1/15	1,500	1,614
5.25% 8/1/16	3,525	3,853
Series A, 5.25% 11/1/14 (MBIA Insured)	1,850	1,983
Series B, 5.75% 8/1/14	2,000	2,170
Series D1, 5.125% 12/1/22	5,000	5,199
Series J, 5.5% 6/1/19	5,195	5,520
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (h)	1,175	1,182
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,900	4,144
(Yankee Stadium Proj.) 5% 3/1/31 (FGIC Insured)	5,325	5,107
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (h)	3,100	3,159
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	3,300	3,333
Series 2003 E, 5% 6/15/34	11,120	11,071
Series 2005 D:
5% 6/15/37	2,800	2,779
5% 6/15/38	15,600	15,479
5% 6/15/39	3,540	3,507
Series A, 5.125% 6/15/34 (MBIA Insured)	13,800	13,910
Series B, 5.125% 6/15/31	6,590	6,616
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series G, 5.125% 6/15/32	$ 2,000	$ 2,007
New York City Transitional Fin. Auth. Rev.:
Series 2003 D, 5% 2/1/31	3,500	3,506
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,000
Series A:
5.5% 11/1/26 (b)	5,050	5,399
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (i)	80	86
6% 11/1/28 (b)	7,775	8,442
Series B:
5% 8/1/32	14,715	14,728
5.25% 8/1/19	2,000	2,130
5.25% 2/1/29 (b)	13,000	13,635
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	6,000	6,074
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/09	4,370	4,486
5.75% 7/1/13	8,750	9,505
Series C, 7.5% 7/1/10 (FGIC Insured)	13,655	14,416
(New York & Presbyterian Hosp. Proj.) 5% 8/15/36 (FSA Insured)	2,190	2,151
(New York Univ. Hosp. Ctr. Proj.):
Series A:
5% 7/1/14	1,895	1,942
5% 7/1/16	1,000	1,014
Series B, 5.25% 7/1/24	2,400	2,280
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (MBIA Insured)	12,400	13,623
5.875% 5/15/17 (FGIC Insured)	6,865	7,891
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (i)	690	867
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	3,000	3,275
Series A, 5% 7/1/15	3,000	3,056
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	3,800	3,828
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.: - continued
Series F:
4.875% 6/15/18	$ 4,205	$ 4,257
4.875% 6/15/20	8,500	8,599
5% 6/15/15	3,015	3,055
New York Local Govt. Assistance Corp. Series C, 5.5% 4/1/17	22,015	24,605
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	1,010	1,015
New York Metropolitan Trans. Auth. Rev. Series 2008 A, 5.25% 11/15/36	26,700	26,899
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,851
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,912
5.25% 1/1/27 (FSA Insured)	12,500	12,878
New York Urban Dev. Corp. Rev. Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	14,360	16,133
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (MBIA Insured)	460	590
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (h)	19,765	17,509
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (i)	7,265	7,788
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,812
5.25% 6/1/22 (AMBAC Insured)	3,850	3,935
5.5% 6/1/14	11,350	11,568
5.5% 6/1/15	37,645	38,919
5.5% 6/1/17	8,100	8,398
5.5% 6/1/18 (MBIA Insured)	2,000	2,111
5.5% 6/1/19	4,050	4,227
Series C1:
5.5% 6/1/14	9,900	10,090
5.5% 6/1/15	11,700	12,096
5.5% 6/1/16	4,070	4,247
5.5% 6/1/17	11,500	11,924
5.5% 6/1/18	20,000	20,842
5.5% 6/1/19	10,800	11,272
5.5% 6/1/20	2,700	2,804
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series C1:
5.5% 6/1/20 (FGIC Insured)	$ 5,050	$ 5,316
5.5% 6/1/22	10,115	10,407
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	3,260	3,435
Series 2005 A, 5.125% 1/1/22	4,000	4,113
Series A, 5% 1/1/32 (MBIA Insured)	470	472
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (i)	2,000	2,194
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (i)	4,000	4,520
Series SR, 5.5% 1/1/12 (Escrowed to Maturity) (i)	7,790	8,291
		691,652
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (h)	3,400	3,452
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (h)	10,275	11,663
		15,115
North Carolina - 2.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (MBIA Insured)	1,800	1,902
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	4,000	4,188
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,740
5.25% 6/1/18 (AMBAC Insured)	1,620	1,726
5.25% 6/1/19 (AMBAC Insured)	1,540	1,631
5.25% 6/1/22 (AMBAC Insured)	1,620	1,694
5.25% 6/1/23 (AMBAC Insured)	1,620	1,680
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5% 10/1/41	1,000	992
5.125% 10/1/41	1,195	1,198
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series B, 5.25% 6/1/17	3,600	3,894
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.5% 1/1/11	8,700	9,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.: - continued
Series A:
5.75% 1/1/26	$ 4,000	$ 4,052
Series C, 5.25% 1/1/09	2,500	2,550
Series D:
5.375% 1/1/10	4,525	4,701
6.7% 1/1/19	5,000	5,230
6.75% 1/1/26	7,000	7,256
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,084
5% 2/1/20	1,500	1,566
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
5% 10/1/20	1,225	1,274
5% 10/1/21	5,690	5,877
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37	4,000	3,717
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series A:
5.125% 1/1/15 (MBIA Insured)	6,860	7,006
5.125% 1/1/17 (MBIA Insured)	15,350	15,675
5.125% 1/1/17 (MBIA Insured)	16,000	16,348
		108,167
North Dakota - 0.6%
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	26,000	29,243
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,683
5.25% 7/1/15	1,300	1,323
		33,249
Ohio - 1.5%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	15,000	13,415
5.875% 6/1/47	13,000	11,438
6.5% 6/1/47	16,900	16,320
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	$ 4,905	$ 5,147
6% 12/1/19 (Escrowed to Maturity) (i)	5,095	5,487
6% 12/1/26 (Escrowed to Maturity) (i)	10,000	10,561
Ohio Gen. Oblig. (Higher Ed. Cap. Facilities Proj.) Series B, 5% 2/1/22	4,045	4,185
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/30	1,005	1,041
6.375% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (i)	1,165	1,289
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	3,750	3,772
		74,887
Oklahoma - 0.4%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (i)	2,080	1,850
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	4,000	4,084
5.5% 10/1/22 (FGIC Insured)	2,845	3,026
5.5% 10/1/23 (FGIC Insured)	3,005	3,175
5.5% 10/1/24 (FGIC Insured)	3,175	3,334
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.):
5% 2/15/14	1,675	1,743
6% 2/15/29	3,755	3,817
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,732
		22,761
Oregon - 0.3%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,574
Clackamas County School District #7J:
5.25% 6/1/23 (FSA Insured)	2,000	2,177
5.25% 6/1/24 (FSA Insured)	2,605	2,812
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/08	480	488
8% 7/15/09	540	547
8% 7/15/10	605	613
8% 7/15/11	385	389
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	$ 1,770	$ 1,997
5.5% 6/15/21 (FSA Insured)	1,060	1,192
		13,789
Pennsylvania - 1.8%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (h)	3,000	3,025
Annville-Cleona School District:
5.5% 3/1/24 (FSA Insured)	1,350	1,443
5.5% 3/1/25 (FSA Insured)	1,400	1,488
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	3,000	3,062
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	4,400	4,449
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,763
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,126
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A:
6% 6/1/22 (AMBAC Insured)	2,000	2,280
6.1% 6/1/12 (AMBAC Insured)	3,000	3,341
6.125% 6/1/14 (AMBAC Insured)	5,230	5,978
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (Escrowed to Maturity) (i)	11,455	9,485
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (i)	2,000	2,276
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (h)	8,700	8,735
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (e)(h)	5,600	5,689
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 3.95%, tender 11/1/09 (e)(h)	5,000	4,943
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	3,600	3,902
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 54A, 5.375% 10/1/28 (h)	25	25
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	$ 4,695	$ 4,538
Series 17, 5.375% 7/1/20 (FSA Insured)	4,000	4,238
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	8,900	8,542
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,062
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	3,000	2,824
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,703
		92,917
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,392
5.75% 7/1/19 (FGIC Insured)	3,240	3,369
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21 (FGIC Insured)	3,000	3,076
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	5,000	5,260
Series C, 5.25% 1/1/15 (h)	5,000	5,222
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (e)	4,600	4,765
5.75%, tender 7/1/17 (e)	8,500	8,864
Series N:
5.5% 7/1/21	5,000	5,153
5.5% 7/1/22	3,250	3,340
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	20,300	2,849
0% 8/1/54 (AMBAC Insured)	51,800	3,173
		47,463
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	1,680	1,747
5% 5/15/13 (FSA Insured)	4,000	4,337
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Rev.: - continued
(Univ. of Rhode Island Univ. Revs. Proj.) Series A:
5.25% 9/15/15 (AMBAC Insured)	$ 1,725	$ 1,901
5.25% 9/15/16 (AMBAC Insured)	1,815	1,982
5.25% 9/15/18 (AMBAC Insured)	1,005	1,078
5.5% 9/15/24 (AMBAC Insured)	3,400	3,604
		14,649
South Carolina - 0.8%
Greenville County School District Installment Purp. Rev. 5% 12/1/11	3,750	4,028
Greenwood Fifty School Facilities Installment:
5% 12/1/18	3,930	4,265
5% 12/1/19	2,375	2,546
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,114
5% 11/1/19	1,000	1,014
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,619
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (i)	1,250	1,441
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,274
5.375% 1/1/23 (FSA Insured)	1,025	1,077
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	992
5% 4/1/24	4,000	3,642
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (i)	4,000	4,590
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	2,200	2,356
Series 2005 B, 5% 1/1/19 (MBIA Insured)	2,500	2,650
Series A, 5% 1/1/36 (MBIA Insured)	5,000	4,970
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18	1,000	1,069
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Sumter Two School Facilities, Inc. Rev.: - continued
5% 12/1/19	$ 2,080	$ 2,196
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (MBIA Insured)	1,120	1,142
		42,985
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	1,000	1,099
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/12	4,500	4,503
5% 12/15/13	8,000	7,964
5% 12/15/14	3,870	3,824
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	3,310	3,540
5.75% 1/1/14 (MBIA Insured)	2,000	2,189
7.25% 1/1/10 (MBIA Insured)	2,660	2,873
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,332
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6.25% 2/15/09 (MBIA Insured) (h)	1,500	1,544
6.25% 2/15/10 (MBIA Insured) (h)	1,000	1,054
6.25% 2/15/11 (MBIA Insured) (h)	1,415	1,502
Series B, 6.5% 2/15/09 (MBIA Insured) (h)	255	265
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	5,600	6,192
		40,782
Texas - 12.0%
Abilene Independent School District:
5% 2/15/16	2,035	2,230
5% 2/15/18	2,000	2,133
5% 2/15/23	3,205	3,301
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	3,100	3,164
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	2,775	2,790
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	1,745	1,805
Arlington Gen. Oblig. 5% 8/15/18 (FGIC Insured)	1,215	1,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series B, 0% 2/1/22 (AMBAC Insured)	$ 2,900	$ 1,428
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,290
5.75% 1/1/34	1,500	1,287
Austin Util. Sys. Rev.:
0% 5/15/17 (FGIC Insured)	9,200	6,088
0% 5/15/18 (FGIC Insured)	5,000	3,100
Austin Wtr. & Wastewtr. Sys. Rev. Series A, 5% 5/15/31 (AMBAC Insured)	4,690	4,658
Bastrop Independent School District:
5.25% 2/15/37	2,700	2,746
5.25% 2/15/42	5,000	5,074
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	232
Birdville Independent School District 0% 2/15/13	13,690	11,574
Boerne Independent School District 5.25% 2/1/35	11,000	11,187
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,795
5% 8/1/20 (AMBAC Insured)	1,780	1,862
Clint Independent School District:
5.5% 8/15/19	200	214
5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (i)	855	948
5.5% 8/15/20	210	224
5.5% 8/15/20 (Pre-Refunded to 8/15/12 @ 100) (i)	900	998
5.5% 8/15/21	220	234
5.5% 8/15/21 (Pre-Refunded to 8/15/12 @ 100) (i)	955	1,059
Conroe Independent School District 0% 2/15/11	1,500	1,376
Coppell Independent School District 0% 8/15/20	2,000	1,089
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,671
5.25% 7/15/19 (FSA Insured)	4,000	4,391
Corsicana Independent School District 5.125% 2/15/34	3,325	3,341
Crowley Independent School District 5.25% 8/1/33	4,000	4,086
Cypress-Fairbanks Independent School District Series A:
0% 2/15/12	20,900	18,395
0% 2/15/13	6,425	5,432
0% 2/15/14	11,475	9,249
0% 2/15/16	9,700	7,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Series A:
5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (h)	$ 9,900	$ 9,911
5.25% 11/1/10 (MBIA Insured) (h)	2,150	2,224
5.25% 11/1/12 (MBIA Insured) (h)	5,820	6,023
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (h)	2,665	2,696
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (h)	2,625	2,642
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (h)	4,325	4,315
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,114
Denton Independent School District 5% 8/15/33	11,120	11,072
DeSoto Independent School District 0% 8/15/20	3,335	1,855
Duncanville Independent School District 5.65% 2/15/28	30	32
El Paso Independent School District 5.25% 8/15/31	2,270	2,327
Freer Independent School District 5.25% 8/15/37	4,215	4,290
Frisco Independent School District:
Series C:
5% 8/15/22	2,000	2,077
5% 8/15/26	3,765	3,818
5.375% 8/15/17	2,715	2,897
Gainesville Independent School District 5.25% 2/15/36	1,900	1,937
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,372
Grand Prairie Independent School District:
Series A, 5% 2/15/20	2,000	2,123
0% 2/15/16	3,775	2,752
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (MBIA Insured)	1,570	1,706
5.25% 4/15/16 (MBIA Insured)	1,680	1,815
5.25% 4/15/17 (MBIA Insured)	2,295	2,459
5.25% 4/15/18 (MBIA Insured)	1,915	2,038
5.25% 4/15/19 (MBIA Insured)	1,000	1,057
5.25% 4/15/20 (MBIA Insured)	1,565	1,646
Harlandale Independent School District:
Series 2005, 5.7% 8/15/30	100	103
5.5% 8/15/35	45	46
6% 8/15/16	35	37
Harris County Gen. Oblig.:
Series 1996, 0% 10/1/13 (MBIA Insured)	5,550	4,535
0% 10/1/14 (MBIA Insured)	11,000	8,532
0% 8/15/25 (MBIA Insured)	3,000	1,165
0% 8/15/28 (MBIA Insured)	5,000	1,582
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	$ 620	$ 647
7.4% 2/15/10 (Escrowed to Maturity) (i)	170	175
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (h)	2,000	2,051
5.625% 7/1/21 (FSA Insured) (h)	3,350	3,424
Houston Independent School District 0% 8/15/13	9,835	8,160
Humble Independent School District:
Series 2000, 0% 2/15/17	3,480	2,405
Series 2005 B, 5.25% 2/15/22 (FGIC Insured)	1,995	2,097
0% 2/15/16	3,000	2,192
Hurst Euless Bedford Independent School District:
0% 8/15/11	3,620	3,268
0% 8/15/12	5,105	4,414
0% 8/15/13	3,610	2,995
Katy Independent School District:
Series A, 5% 2/15/16	2,500	2,656
0% 8/15/11	4,170	3,765
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,344
Kermit Independent School District 5.25% 2/15/37	4,130	4,200
Killeen Independent School District:
5.25% 2/15/17	2,105	2,221
5.25% 2/15/18	1,325	1,394
Kingsville Independent School District 5.25% 2/15/37	3,650	3,712
La Joya Independent School District 5.25% 2/15/23	2,940	3,077
Lamar Consolidated Independent School District 5% 2/15/18	2,000	2,165
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	4,000	4,075
Lewisville Independent School District 5% 8/15/16	305	319
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	8,615	8,780
Little Elm Independent School District 5.5% 8/15/21	60	63
Lower Colorado River Auth. Rev.:
5% 5/15/31 (AMBAC Insured)	1,565	1,540
5.25% 1/1/15 (Escrowed to Maturity) (i)	6,260	6,984
5.25% 5/15/18 (AMBAC Insured)	1,875	1,992
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (i)	5	6
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	$ 5,495	$ 5,372
5.25% 5/15/18 (AMBAC Insured)	1,000	1,063
5.25% 5/15/19 (AMBAC Insured)	1,000	1,055
5.25% 5/15/20 (AMBAC Insured)	2,000	2,099
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/17 (FSA Insured)	2,270	2,440
Magnolia Independent School District 5% 8/15/22	3,590	3,731
Mansfield Independent School District 5.5% 2/15/18	40	43
Mesquite Independent School District 5.375% 8/15/11	395	399
Midlothian Independent School District 0% 2/15/10	1,525	1,451
Midway Independent School District 0% 8/15/19	3,600	2,133
Montgomery County Gen. Oblig.:
Series A, 5.625% 3/1/20 (FSA Insured)	495	527
Series B, 5%, tender 9/1/10 (FSA Insured) (e)	3,700	3,915
Navasota Independent School District:
5.25% 8/15/34 (FGIC Insured)	2,275	2,301
5.5% 8/15/25 (FGIC Insured)	1,675	1,754
New Caney Independent School District 5.25% 2/15/37	5,000	5,089
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/14 (Escrowed to Maturity) (i)	5,215	5,933
North Forest Independent School District:
Series A, 5% 8/15/17	2,020	2,200
Series B, 5% 8/15/18 (FSA Insured)	1,470	1,586
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	4,000	3,906
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	7,177
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (i)	2,890	3,145
North Texas Tollway Auth. Rev.:
Series A:
6% 1/1/23 (d)	4,800	5,071
6% 1/1/24 (d)	2,000	2,096
Series E3, 5.75%, tender 1/1/16 (d)(e)	4,000	4,164
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,062
Prosper Independent School District:
5.125% 8/15/30	3,110	3,141
5.375% 8/15/37	15,255	15,782
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Prosper Independent School District: - continued
5.75% 8/15/29	$ 1,250	$ 1,308
Robstown Independent School District 5.25% 2/15/29	3,165	3,242
Rockdale Independent School District 5.25% 2/15/37	5,100	5,162
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	31
Round Rock Independent School District 0% 8/15/11 (MBIA Insured)	4,300	3,860
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (e)(h)	16,000	15,139
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (h)	2,510	2,634
5% 7/1/17 (FSA Insured) (h)	2,765	2,862
5% 7/1/17 (FSA Insured) (h)	2,385	2,451
5.25% 7/1/19 (FSA Insured) (h)	2,635	2,701
5.25% 7/1/20 (FSA Insured) (h)	3,215	3,298
5.25% 7/1/20 (FSA Insured) (h)	2,775	2,836
San Antonio Gen. Oblig.:
Series 2006:
5.5% 2/1/15	365	393
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (i)	1,610	1,761
5.5% 2/1/15 (Pre-Refunded to 2/1/12 @ 100) (i)	25	27
San Antonio Wtr. Sys. Rev.:
Series A, 5% 5/15/32 (FSA Insured)	1,550	1,554
6.5% 5/15/10 (Escrowed to Maturity) (i)	440	478
San Marcos Consolidated Independent School District:
5% 8/1/17	1,175	1,257
5% 8/1/19	1,450	1,526
5% 8/1/22	1,680	1,737
5% 8/1/23	1,760	1,809
Seminole Independent School District Series A:
5% 2/15/19	2,780	2,975
5% 2/15/20	2,985	3,169
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,095
5.25% 2/15/22 (AMBAC Insured)	1,090	1,146
5.25% 2/15/30 (AMBAC Insured)	1,800	1,830
Socorro Independent School District 5.375% 8/15/18	60	63
South San Antonio Independent School District:
5% 8/15/17	1,025	1,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
South San Antonio Independent School District: - continued
5% 8/15/35	$ 2,000	$ 1,985
Spring Branch Independent School District 5.375% 2/1/18	1,250	1,313
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (h)	6,655	7,034
Series A, 5% 8/1/19	2,200	2,354
5.75% 8/1/26	3,320	3,467
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (MBIA Insured)	18,715	13,074
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (MBIA Insured)	4,400	3,848
0% 2/1/14 (MBIA Insured)	6,910	5,514
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	37,550	38,099
5.75% 8/15/38 (AMBAC Insured)	27,550	28,437
Texas Wtr. Dev. Board Rev. Series B:
5.375% 7/15/16	5,000	5,173
5.625% 7/15/21	5,900	6,090
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (MBIA Insured)	4,930	5,266
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.):
5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (i)	1,000	1,128
6% 7/1/31 (Pre-Refunded to 7/1/12 @ 100) (i)	6,225	6,980
Waller Independent School District:
5.5% 2/15/24	3,085	3,303
5.5% 2/15/37	4,920	5,086
Weatherford Independent School District:
Series 2000, 0% 2/15/25 (Pre-Refunded to 2/15/10 @ 36.782) (i)	6,155	2,154
0% 2/15/22 (Pre-Refunded to 2/15/10 @ 45.084) (i)	2,980	1,278
0% 2/15/26 (Pre-Refunded to 2/15/10 @ 34.41) (i)	2,985	977
0% 2/15/33	6,985	1,731
White Settlement Independent School District:
5.75% 8/15/30	2,890	3,022
5.75% 8/15/34	3,000	3,125
Williamson County Gen. Oblig.:
5.5% 2/15/18 (FSA Insured)	60	63
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Williamson County Gen. Oblig.: - continued
5.5% 2/15/20 (FSA Insured)	$ 65	$ 68
Wylie Independent School District 0% 8/15/20	1,790	998
		612,782
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (i)	9,205	9,368
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (i)	2,975	3,459
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,867
5.25% 4/1/17 (FSA Insured)	4,335	4,635
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (d)	8,200	8,349
		29,678
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,251
6.125% 12/1/27 (AMBAC Insured)	8,600	8,772
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,006
		16,029
Virginia - 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (e)(h)	3,900	3,904
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	1,410	1,529
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,376
6% 2/15/13 (AMBAC Insured)	1,460	1,637
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (h)	1,890	1,892
		11,338
Washington - 4.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (AMBAC Insured)	3,500	3,523
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	$ 7,200	$ 4,751
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (e)(h)	2,430	2,578
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	3,535	3,771
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,030	1,130
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2006 A, 5% 7/1/15	8,000	8,708
(#3 Proj.) Series B, 6% 7/1/16 (AMBAC Insured)	28,000	30,564
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (FGIC Insured) (h)	1,590	1,666
5.25% 1/1/20 (FGIC Insured) (h)	1,760	1,816
5.25% 1/1/23 (FGIC Insured) (h)	2,055	2,079
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,686
5.25% 12/1/36 (FSA Insured)	9,180	9,317
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	5,200	5,206
(Swr. Proj.) Series 2005, 5% 1/1/26 (FGIC Insured)	5,000	5,060
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	22,390	22,612
Mead School District #354, Spokane County 5.375% 12/1/19 (FSA Insured)	2,575	2,769
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,283
Port of Seattle Rev. Series D:
5.75% 11/1/13 (FGIC Insured) (h)	1,500	1,595
5.75% 11/1/14 (FGIC Insured) (h)	3,055	3,227
5.75% 11/1/16 (FGIC Insured) (h)	2,250	2,354
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (FGIC Insured)	1,875	1,975
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (MBIA Insured)	2,000	2,184
5.75% 12/1/21 (MBIA Insured)	2,000	2,161
Thurston & Pierce Counties Cmnty. Schools 5.25% 12/1/17 (FSA Insured)	2,000	2,142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	$ 7,070	$ 7,379
5.25% 1/1/26 (FSA Insured)	15,800	16,147
Series B, 5% 7/1/28 (FSA Insured)	7,800	7,870
Series E, 5% 1/1/29 (MBIA Insured)	3,090	3,100
Series R 97A:
0% 7/1/17	7,045	4,648
0% 7/1/19 (MBIA Insured)	9,100	5,321
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (MBIA Insured)	5,455	5,848
Series 2006 D, 5.25% 10/1/33 (FSA Insured) (d)	2,000	2,011
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. (Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	1,000	1,013
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 0% 7/1/11 (Escrowed to Maturity) (i)	1,350	1,228
5.4% 7/1/12	56,550	61,865
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	4,000	3,471
0% 7/1/10 (MBIA Insured)	2,800	2,620
		250,678
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	5,265	5,276
Douglas County Gen. Oblig. 5.5% 2/1/19 (FGIC Insured)	1,035	1,092
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	2,955
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002:
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (i)	14,250	15,830
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (i)	4,300	4,855
Series 2003 A:
5.5% 8/15/15	1,480	1,505
5.5% 8/15/16	1,545	1,561
		33,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (i)	$ 4,685	$ 5,205
TOTAL MUNICIPAL BONDS (Cost $5,147,871)		5,119,240
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 2.2% (f)(g) (Cost $139)	138,900	139
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $5,148,010)		5,119,379
NET OTHER ASSETS - 0.2%		8,592
NET ASSETS - 100%		$ 5,127,971
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,612,000 or 0.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i) Security collateralized by an amount sufficient to pay interest and principal.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,550,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 3,337
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,119,379	$ 139	$ 5,119,240	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,144,647,000. Net unrealized depreciation aggregated $25,268,000, of which $94,956,000 related to appreciated investment securities and $120,224,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

March 31, 2008

1.814657.103

PFL-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 325,000	$ 296,871
New Jersey/Pennsylvania - 2.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series A, 5% 7/1/27 (MBIA Insured)	1,425,000	1,447,031
5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (c)	1,000,000	1,106,340
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,218,490
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	727,993
		6,499,854
Pennsylvania - 92.5%
Allegheny County Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,848,908
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (b)	2,545,000	2,565,945
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,083,640
5.75% 1/1/12 (MBIA Insured) (b)	3,000,000	3,143,460
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,167,550
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,723,035
5.25% 3/1/32	2,000,000	2,039,520
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	95,000	101,990
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series B:
4.05% 5/1/08	1,425,000	1,424,630
5% 5/1/09	1,475,000	1,484,470
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,800,000	2,955,260
(UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,014,670
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,608,202
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/09	1,750,000	1,728,580
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (a)	3,000,000	3,000,510
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev.:
Series A, 5% 12/1/30 (MBIA Insured)	$ 3,725,000	$ 3,689,836
0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	1,923,396
5.5% 12/1/30 (MBIA Insured)	305,000	313,095
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	1,500,000	1,635,090
6% 3/1/31 (FSA Insured)	1,975,000	2,140,663
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (b)	1,870,000	1,897,508
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,180,657
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,587,400
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (c)	5,000,000	6,362,650
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,056,740
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,050,460
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,668,400
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,466,110
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,238,550
6% 11/15/30	3,620,000	3,879,192
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/09	865,000	871,661
5% 12/15/10	905,000	913,806
Series B, 5% 12/15/08	800,000	803,056
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,511,800
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,316,117
East Stroudsburg Area School District:
Series A, 7.5% 9/1/22 (FGIC Insured)	1,000,000	1,235,860
7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,597,440
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,256,956
7.75% 4/1/25 (FSA Insured)	875,000	1,050,499
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (FGIC Insured)	$ 1,655,000	$ 1,779,307
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,201,446
Hollidaysburg Area School District Series C:
5% 3/15/21 (FSA Insured)	2,205,000	2,327,003
5% 3/15/23 (FSA Insured)	1,765,000	1,833,341
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	757,452
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (c)	605,000	663,606
Lancaster County Hosp. Auth. Rev.:
(Lancaster Gen. Hosp. Proj.) Series 2006 A, 8%, tender 4/2/08 (CDC IXIS Finl. Guaranty Insured) (a)	2,000,000	2,000,000
5% 11/1/20	1,065,000	1,082,786
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (a)(b)	2,000,000	1,999,920
Mifflin County School District:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,355,625
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,425,992
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,149,290
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,011,080
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,327,053
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,138,303
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	933,850
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (c)	1,525,000	1,690,432
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,848,354
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,310,362
6.375% 11/1/41 (b)	1,300,000	1,305,226
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (a)(b)	$ 3,500,000	$ 3,555,405
Pennsylvania Gen. Oblig. First Series:
5% 7/1/19	2,500,000	2,655,725
5.25% 2/1/14	125,000	134,204
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,310,132
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,342,500
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,122,360
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,215,340
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,047,220
5.25% 8/1/11 (FSA Insured)	1,000,000	1,043,190
Series 2001 A:
6% 1/15/22	400,000	418,712
6% 1/15/31	1,000,000	1,040,130
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	525,415
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 54A, 5.375% 10/1/28 (b)	20,000	20,036
Pennsylvania Indl. Dev. Auth. Rev. 5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,169,316
Pennsylvania Pub. School Bldg. Auth. School Rev. (Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	3,210,000	3,508,305
Pennsylvania State Univ.:
Series 2007 B, 5.25% 8/15/21	3,095,000	3,398,031
Series B:
5.25% 8/15/17	1,150,000	1,289,001
5.25% 8/15/18	1,360,000	1,515,271
5% 9/1/29	1,550,000	1,563,299
5% 9/1/35	4,485,000	4,490,292
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	3,895,000	4,021,198
5% 12/1/26 (AMBAC Insured)	3,500,000	3,548,930
Series A, 5% 12/1/25 (AMBAC Insured)	7,345,000	7,487,493
Series S, 5.625% 6/1/12 (FGIC Insured)	2,000,000	2,189,300
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Arpt. Rev. 5.375% 6/15/11 (FGIC Insured) (b)	$ 3,770,000	$ 3,857,954
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (FGIC Insured)	1,500,000	1,606,935
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) 4th Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (c)	2,290,000	2,543,045
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,706,088
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,539,031
Series 17, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,860,785
Series 18:
5.25% 8/1/17	1,500,000	1,601,235
5.25% 8/1/19	1,000,000	1,052,650
5.25% 8/1/20	1,000,000	1,049,260
Series A1, 5.25% 9/1/17	3,665,000	3,915,283
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	3,000,000	2,879,430
Philadelphia Gen. Oblig. 5.25% 9/15/12 (FSA Insured)	2,455,000	2,613,372
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series A, 5% 5/15/09	1,000,000	1,013,170
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,694,891
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	917,240
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,173,820
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	941,340
Philadelphia School District:
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	1,800,000	1,991,232
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	2,785,000	3,100,178
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,947,821
Series 2005 D:
5.5% 6/1/16 (FSA Insured)	2,030,000	2,292,885
5.5% 6/1/17 (FSA Insured)	2,125,000	2,396,915
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	400,000	381,352
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series A: - continued
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (c)	$ 720,000	$ 779,868
5% 7/1/35 (FSA Insured)	4,130,000	4,123,599
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,127,560
Pittsburgh Gen. Oblig.:
Series A:
5% 9/1/11 (MBIA Insured)	5,020,000	5,309,654
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,736,419
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (c)	2,435,000	2,668,370
Series B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,241,920
5.25% 9/1/16 (FSA Insured)	3,000,000	3,365,640
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	11,059,096
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,430,316
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	848,120
5.375% 4/1/17 (FSA Insured)	830,000	884,041
5.375% 4/1/18 (FSA Insured)	875,000	928,288
State Pub. School Bldg. Auth. College Rev. (Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,060,550
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	2,000,562
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,989,675
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	3,262,845
0% 8/1/16 (Escrowed to Maturity) (c)	2,955,000	2,135,224
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	2,700,000	2,722,410
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,830,150
0% 8/15/20 (FGIC Insured)	2,500,000	1,326,625
Series C, 0% 8/15/17 (Escrowed to Maturity) (c)	2,500,000	1,684,475
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,808,134
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	$ 3,235,000	$ 2,751,917
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (c)	1,000,000	1,104,850
		302,544,765
Puerto Rico - 1.0%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,053,960
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	533,660
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	1,500,000	1,568,295
		3,155,915
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $309,376,674)	312,497,405
NET OTHER ASSETS - 4.4%	14,492,511
NET ASSETS - 100%	$ 326,989,916
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 312,497,405	$ -	$ 312,497,405	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $309,326,466. Net unrealized appreciation aggregated $3,170,939, of which $6,793,730 related to appreciated investment securities and $3,622,791 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Intermediate
Municipal Income Fund

March 31, 2008

1.814658.103

STM-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,112
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	10,000	10,859
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,499
5% 11/15/11	1,000	1,043
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,178
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,220
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,233
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,052
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	407
5% 12/1/09	500	500
5% 12/1/10	855	851
5% 12/1/12	750	738
		32,692
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,517
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,703
		6,220
Arizona - 1.2%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,674
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,158
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,156
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	3,000	3,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (ACA Finl. Guaranty Corp. Insured)	$ 660	$ 664
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,570
		20,256
California - 9.9%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (g)	11,470	12,762
Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,493
California Econ. Recovery Series A:
5.25% 1/1/11	6,500	6,928
5.25% 7/1/13	2,400	2,636
5.25% 7/1/13 (MBIA Insured)	2,900	3,200
California Gen. Oblig.:
5% 2/1/10	2,000	2,085
5% 2/1/11	4,000	4,214
5% 2/1/11	2,525	2,660
5% 10/1/11	1,650	1,757
5% 2/1/12	1,650	1,749
5% 3/1/12	15,000	15,922
5% 9/1/12	1,700	1,816
5% 10/1/12	12,600	13,472
5% 11/1/13	10,000	10,764
5.25% 9/1/10	18,550	19,673
5.25% 2/1/11	6,775	7,183
5.5% 3/1/11 (FGIC Insured)	3,210	3,452
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,768
6.5% 9/1/10	1,760	1,915
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,038
California Infrastructure & Econ. Dev. Bank Rev. Series C, 3.9%, tender 12/1/11 (d)	2,100	2,181
California State Univ. Rev. 5% 11/1/13 (FSA Insured)	1,335	1,468
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,400	1,405
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A1, 5% 6/1/12	2,570	2,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	$ 2,000	$ 2,198
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,348
Los Angeles Unified School District Series E, 5% 7/1/11	6,075	6,488
Northern California Gas Auth. #1 Gas Proj. Rev. Series A, 5% 7/1/11	2,200	2,245
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (d)	4,700	4,395
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	3,130
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	3,200	2,881
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(h)	8,433	8,778
Series K, 5% 5/15/10	4,955	5,221
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (d)	3,170	3,228
		173,074
Colorado - 0.4%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,304
Series F, 5% 11/15/12	1,225	1,270
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	616
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (f)	2,000	2,074
		6,264
Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,433
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series F, 5% 12/1/11	$ 23,100	$ 24,998
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.) Series A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,792
		35,223
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,097
Florida - 4.2%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,880
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,211
Florida Gen. Oblig. 6.375% 7/1/13	8,020	9,194
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,499
Series A, 5% 11/15/10	1,000	1,031
Series B, 5% 11/15/08	800	807
Series G:
5% 11/15/08	420	424
5% 11/15/09	435	443
5% 11/15/10	400	413
5% 11/15/11	700	723
Series I, 5%, tender 11/16/09 (d)	4,700	4,773
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/12	1,310	1,373
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2007 B, 5.15%, tender 9/1/25	1,750	1,757
5%, tender 3/15/12 (AMBAC Insured) (d)	1,500	1,489
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,664
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,006
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,170
Miami-Dade County School Board Ctfs. of Prtn. Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,500	1,562
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,665
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (d)	$ 9,000	$ 9,631
5.5% 12/1/11 (FGIC Insured)	3,470	3,762
Polk County School District Sales Tax Rev. 5% 10/1/12 (FSA Insured)	6,080	6,564
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (d)	1,000	1,006
		73,047
Georgia - 3.2%
Carroll County School District 5% 4/1/11	8,000	8,528
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,699
Henry County School District Series A, 5% 4/1/10	26,475	27,840
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5% 9/15/12	4,000	4,003
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (d)	5,200	5,200
Walton County:
5% 1/1/10 (FGIC Insured)	2,000	2,076
5% 1/1/11 (FGIC Insured)	3,000	3,174
		55,520
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,157
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,264
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	184
		7,605
Illinois - 7.7%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,616
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,082
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,266
5% 1/1/11 (AMBAC Insured)	3,625	3,822
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (FSA Insured)	$ 3,500	$ 3,733
5% 1/1/12 (MBIA Insured)	1,165	1,241
5% 1/1/13 (FSA Insured)	4,000	4,294
5.5% 1/1/10 (AMBAC Insured) (f)	2,900	3,023
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,096
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,666
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,102
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(f)	2,200	2,200
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,814
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,019
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (d)	12,800	12,979
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (d)	3,250	3,345
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,881
4.05%, tender 7/1/09 (d)	7,000	7,138
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.) Series A:
5% 10/1/08	1,000	1,015
5% 10/1/11	1,450	1,544
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,632
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,299
5.5% 8/1/10	1,495	1,598
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,515
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,067
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 5% 5/15/08	700	700
Series B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,180
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	$ 2,270	$ 2,477
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,765
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (g)	5,000	5,503
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,512
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured)	2,965	3,184
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,704
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	1,285	1,336
Rosemont Gen. Oblig. Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,290
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,455
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series A, 5% 4/1/11 (MBIA Insured)	5,050	5,385
		134,327
Indiana - 2.9%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,063
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,785	1,950
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	2,059
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,830
5.25% 7/10/11 (FSA Insured)	2,295	2,478
5.25% 1/10/12 (FSA Insured)	1,355	1,465
5% 1/15/10 (FSA Insured)	1,835	1,919
5% 1/15/11 (FSA Insured)	1,910	2,029
5% 1/15/12 (FSA Insured)	1,990	2,135
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	2,026
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)(d)	5,000	5,000
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	$ 5,000	$ 5,528
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,451
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,066
5.25% 7/15/11 (MBIA Insured)	1,020	1,098
5.25% 1/15/12 (MBIA Insured)	1,045	1,127
5.25% 7/15/12 (MBIA Insured)	1,075	1,167
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,753
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,851
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,728
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,064
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,600	1,668
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,137
5.25% 7/15/11 (MBIA Insured)	1,125	1,213
5.25% 1/15/12 (MBIA Insured)	1,150	1,242
		50,786
Kansas - 0.2%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	572
5.25% 11/15/12	680	718
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,600	1,607
		2,897
Kentucky - 0.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	1,185	1,213
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	$ 2,060	$ 2,231
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,605
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	2,700	2,721
		7,627
Maryland - 2.2%
Baltimore Proj. Rev. Wtr. & Swr. Rev. (Wtr. Projs.) Series D:
5% 7/1/10 (AMBAC Insured)	690	728
5% 7/1/11 (AMBAC Insured)	1,985	2,124
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	605	601
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) First Series, 5% 3/1/12	10,000	10,813
Series B, 5.25% 2/15/12	20,000	21,799
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,620
		37,685
Massachusetts - 4.5%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	1,000	1,027
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,225
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,850
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,717
Series 2000 A, 6% 2/1/10	2,500	2,665
Series 2000 B, 5.7% 6/1/19 (Pre-Refunded to 6/1/10 @ 100) (g)	6,280	6,729
Series 2001 A, 5.5% 1/1/11	5,000	5,370
Series 2002 C, 5.5% 11/1/10 (FSA Insured)	10,000	10,765
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,212
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	$ 1,000	$ 1,045
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series A, 5% 12/15/12 (FSA Insured)	3,300	3,580
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,594
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,419
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,086
		79,013
Michigan - 2.7%
Allegan Pub. School District 5% 5/1/12 (MBIA Insured)	1,590	1,707
Chelsea School District 5% 5/1/13 (MBIA Insured)	1,750	1,893
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured)	3,000	3,245
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,303
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,133
3.768% 7/1/32 (FSA Insured) (d)	4,105	3,222
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured)	1,280	1,343
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,184
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,412
5% 5/1/13 (FSA Insured)	1,305	1,424
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Proj.) Series A, 5.25%, tender 1/15/14 (c)(d)	2,000	2,074
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,598
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/09	2,705	2,830
5.5% 10/15/13	2,200	2,350
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,735	2,944
Michigan Hosp. Fin. Auth. Rev. (Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,500	2,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	$ 4,000	$ 4,319
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,561
Royal Oak City School District 5% 5/1/12	2,000	2,155
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,068
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,259
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,292
		47,907
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/08	1,200	1,209
5.25% 12/1/10	500	513
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/13 (f)	1,000	1,038
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	252
5% 5/15/10	200	203
5% 5/15/11	300	305
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	405	402
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,002
		4,924
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(f)	1,100	1,083
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (f)	1,190	1,204
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,028
5% 8/15/11	1,000	1,039
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,254
		5,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.9%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	$ 6,600	$ 6,672
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,502
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,936
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,490
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,073
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11	1,000	1,003
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,157
		14,833
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	5,675	5,730
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,582
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,768
		10,350
Nevada - 1.4%
Clark County Arpt. Rev. Series C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,764
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,265
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,857
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,455
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,720
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,135
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,437
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Lyon Co. School District Gen. Oblig. 5% 6/1/09	$ 695	$ 719
Nevada Gen. Oblig. Series A, 5% 4/1/11 (FSA Insured)	4,015	4,290
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,542
		25,292
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(f)	2,500	2,532
3.5%, tender 2/1/09 (d)(f)	2,000	2,016
		4,548
New Jersey - 4.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,264
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (MBIA Insured)	7,470	8,392
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,455
New Jersey Tpk. Auth. Tpk. Rev. Series A, 6% 1/1/11 (MBIA Insured)	21,785	23,517
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,872
6.5% 6/15/11 (MBIA Insured)	5,000	5,567
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	27,034
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,395
		83,496
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. 5% 7/1/09	5,170	5,338
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series A, 5.25% 7/1/11	1,135	1,228
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	1,900	1,908
		3,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 18.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	$ 1,000	$ 1,054
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,253
5% 1/1/12	1,175	1,258
Long Island Pwr. Auth. Elec. Sys. Rev. Series F, 5% 5/1/11 (MBIA Insured)	10,000	10,644
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,615
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,438
Series 2000 A, 6.5% 5/15/11	155	168
Series 2002 G, 5.5% 8/1/10	2,720	2,887
Series 2003 F, 5.5% 12/15/11	8,315	9,019
Series 2004 G, 5% 8/1/09	8,000	8,275
Series 2005 C, 5% 8/1/12	19,770	21,073
Series 2005 D, 5% 8/1/12	4,925	5,250
Series 2005 F1, 5% 9/1/15	3,560	3,834
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,575
Series 2005 K:
5% 8/1/11	7,120	7,556
5% 8/1/12	4,360	4,647
Series 2005 O, 5% 6/1/12	7,525	8,006
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series B, 5.75% 8/1/14	1,000	1,085
Series E, 5% 8/1/12	5,000	5,330
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,060
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,794
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	3,500	3,742
6% 11/1/28 (b)	44,300	48,104
Series B:
5% 11/1/11	13,680	14,765
5.25% 2/1/29 (b)	3,100	3,252
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,477
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,802
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13 (AMBAC Insured)	$ 1,000	$ 1,079
Series C, 7.5% 7/1/10	12,415	13,107
Series B, 5.25%, tender 5/15/12 (d)	13,000	13,947
New York Local Govt. Assistance Corp. Series A, 5% 4/1/11	20,000	21,362
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/10	2,000	2,123
5% 11/15/11	2,750	2,953
Series A, 5%, tender 11/15/12 (d)	7,300	7,734
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5% 4/1/13	2,600	2,832
New York Thruway Auth. Svc. Contract Rev. 5.5% 4/1/11	10,000	10,720
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,015	5,347
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(f)	2,450	2,454
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,540	7,010
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,890
Series A1:
5% 6/1/10	1,875	1,941
5.25% 6/1/12	150	150
5.25% 6/1/13	17,500	17,553
5.5% 6/1/14	3,965	4,041
5.5% 6/1/17	6,000	6,221
Series C1:
5.5% 6/1/15	1,300	1,344
5.5% 6/1/17	4,200	4,355
		324,769
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,218
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,654
		5,872
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A:
5% 1/15/10	$ 250	$ 260
5% 1/15/11	750	779
5% 1/15/12	400	418
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/10	3,000	3,123
Series D, 5.375% 1/1/10	3,730	3,875
North Carolina Grant Anticipation Rev. 5% 3/1/11	5,000	5,324
		13,779
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,614
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,032
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	20,000	20,198
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,151
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	1,011
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	4,918
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,069
		30,379
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	889
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,841
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	1,095
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	1,150	1,198
		13,023
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,279
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	620
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B: - continued
5% 5/1/11 (FSA Insured)	$ 1,000	$ 1,071
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,339
		8,309
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,362
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/12	6,615	6,984
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/10	2,765	2,705
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (d)	4,500	4,501
Allegheny County Sanitation Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,626
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,585
5% 12/15/11	2,835	2,853
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(f)	10,000	10,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(f)	2,100	2,133
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,802
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,917
Philadelphia Gen. Oblig. Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,806
5% 8/1/12 (FSA Insured)	5,000	5,367
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,695
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,595
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	$ 1,600	$ 1,656
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,050
		59,912
Puerto Rico - 1.3%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,077
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,364
5% 12/1/12	1,000	1,052
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	6,023
Series Q, 5% 6/1/11	4,825	5,045
		22,561
Rhode Island - 0.2%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,003
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,347
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,229
		3,579
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5% 8/15/08	1,690	1,706
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,522
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,545
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	573
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,133
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,173
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,035
		12,687
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,500	7,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (Escrowed to Maturity) (g)	$ 2,005	$ 2,222
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,101
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,724
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,213
		14,830
Texas - 10.7%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,572
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	509
6% 1/1/13	1,270	1,291
6% 1/1/14	1,420	1,442
Austin Elec. Util. Sys. Rev.:
5% 11/15/10 (FSA Insured)	3,000	3,200
5% 11/15/11 (FSA Insured)	4,000	4,321
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,904
0% 11/15/10 (MBIA Insured)	5,300	4,903
Bexar County Gen. Oblig. Series A, 5% 6/15/10 (FSA Insured)	1,000	1,056
Birdville Independent School District:
0% 2/15/11	5,000	4,587
5% 2/15/10	1,300	1,363
Brownsville Independent School District 5% 8/15/11	1,430	1,537
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,632
College Station Independent School District 5% 2/15/10	1,000	1,048
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,289
Fort Bend Independent School District 5%, tender 8/15/09 (d)	5,000	5,176
Fort Worth Independent School District 5% 2/15/12	1,500	1,613
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,791
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,824
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	$ 3,030	$ 3,260
5.25% 4/15/12 (FSA Insured)	2,000	2,178
Houston Gen. Oblig. Series A:
5% 3/1/12 (MBIA Insured)	3,575	3,844
5% 3/1/13 (MBIA Insured)	7,500	8,137
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,992
5.25% 11/15/11 (FSA Insured)	4,430	4,807
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,168
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	5,000	5,349
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,625
5% 2/15/10 (MBIA Insured)	1,845	1,929
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (g)	4,800	5,156
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,401
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (d)	1,300	1,376
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C, 5%, tender 7/1/08 (d)(g)	45	45
Northside Independent School District Series A, 3.78%, tender 6/1/09 (d)	5,000	5,078
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	1,000	944
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,714
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,303
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	2,500	2,457
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,333
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,670
San Antonio Wtr. Sys. Rev.:
5% 5/15/10 (FGIC Insured)	1,020	1,071
5% 5/15/12 (FGIC Insured)	7,000	7,507
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District:
5.375% 2/1/14	$ 1,090	$ 1,161
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,830
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/09	1,000	1,031
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,132
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,272
Texas Pub. Fin. Auth. Bldg. Rev. 5% 2/1/11 (AMBAC Insured)	1,550	1,643
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,101
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,326
Texas Trans. Commission State Hwy. Fund Rev. 5% 4/1/12	4,000	4,310
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,987
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,476
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,368
Series B, 5.25% 8/15/11	5,025	5,448
Wichita Falls Independent School District 0% 2/1/10	2,325	2,214
Ysleta Independent School District 0% 8/15/09	4,065	3,926
		186,627
Utah - 1.1%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,393
0% 10/1/12 (AMBAC Insured)	3,800	3,237
0% 10/1/13 (AMBAC Insured)	3,760	3,064
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,818
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	7,475	7,975
		19,487
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(f)	$ 1,600	$ 1,602
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	1,800	1,749
		3,351
Washington - 1.9%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,269
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,781
5.25% 1/1/11 (FSA Insured)	1,935	2,069
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,864
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,244
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,826
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,028
Snohomish County School District #2, Everett 5% 6/1/10 (FSA Insured)	1,000	1,056
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,079
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,072
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,740
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,943
		33,971
Wisconsin - 0.8%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,112
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,629
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	889
Series B, 6.25% 2/15/10	1,015	1,052
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A:
5% 8/15/09	$ 1,765	$ 1,806
5% 8/15/10	1,870	1,909
Series 2006 A, 5% 8/15/11	1,315	1,340
		13,779
TOTAL MUNICIPAL BONDS (Cost $1,679,788)		1,706,237
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 2.2% (a)(e) (Cost $1)	900	1
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,679,789)		1,706,238
NET OTHER ASSETS - 2.3%		39,631
NET ASSETS - 100%		$ 1,745,869
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 44,000	1,381
Receive quarterly a floating rate based on SIFMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.737% with Citibank	June 2018	20,000	(821)
		$ 64,000	$ 560
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,778,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,433
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,706,238	$ 1	$ 1,706,237	$ -
Other Financial Instruments*	$ 560	$ -	$ 560	$ -
*Other financial instruments include swaps.
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,679,781,000. Net unrealized appreciation aggregated $26,457,000, of which $30,059,000 related to appreciated investment securities and $3,602,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2008

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.816176.103

ASTM-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Birmingham Baptist Med. Ctrs. Spl. Care Facilities Fing. Auth. Rev. (Baptist Health Sys., Inc. Proj.) Series A, 5% 11/15/09	$ 1,100	$ 1,112
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/37 (Pre-Refunded to 1/1/13 @ 100) (g)	10,000	10,859
Health Care Auth. for Baptist Health Series 2006 D:
5% 11/15/08	1,475	1,499
5% 11/15/11	1,000	1,043
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. 5.75% 10/1/09 (MBIA Insured) (f)	4,000	4,178
Jefferson County Swr. Rev.:
Series A, 5.5% 2/1/40 (Pre-Refunded to 2/1/11 @ 101) (g)	3,900	4,220
5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,233
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (d)	5,000	5,052
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A:
5% 12/1/08	400	407
5% 12/1/09	500	500
5% 12/1/10	855	851
5% 12/1/12	750	738
		32,692
Alaska - 0.4%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.85% 7/1/13 (Pre-Refunded to 7/1/10 @ 100) (f)(g)	3,285	3,517
Anchorage Gen. Oblig. Series B, 5.75% 12/1/11 (Pre-Refunded to 12/1/10 @ 100) (g)	2,500	2,703
		6,220
Arizona - 1.2%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	9,025	9,674
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/09 (FSA Insured)	1,115	1,158
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	3,750	4,156
Nogales Rev. Oblig. (Wastewtr. Systems Proj.) Series 2006A, 3.75%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	3,000	3,034
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 4.5% 10/1/08 (ACA Finl. Guaranty Corp. Insured)	$ 660	$ 664
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,570
		20,256
California - 9.9%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (g)	11,470	12,762
Series A, 5.25% 5/1/12 (MBIA Insured)	6,000	6,493
California Econ. Recovery Series A:
5.25% 1/1/11	6,500	6,928
5.25% 7/1/13	2,400	2,636
5.25% 7/1/13 (MBIA Insured)	2,900	3,200
California Gen. Oblig.:
5% 2/1/10	2,000	2,085
5% 2/1/11	4,000	4,214
5% 2/1/11	2,525	2,660
5% 10/1/11	1,650	1,757
5% 2/1/12	1,650	1,749
5% 3/1/12	15,000	15,922
5% 9/1/12	1,700	1,816
5% 10/1/12	12,600	13,472
5% 11/1/13	10,000	10,764
5.25% 9/1/10	18,550	19,673
5.25% 2/1/11	6,775	7,183
5.5% 3/1/11 (FGIC Insured)	3,210	3,452
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,525	3,768
6.5% 9/1/10	1,760	1,915
California Health Facilities Fing. Auth. Rev. (Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/10	1,000	1,038
California Infrastructure & Econ. Dev. Bank Rev. Series C, 3.9%, tender 12/1/11 (d)	2,100	2,181
California State Univ. Rev. 5% 11/1/13 (FSA Insured)	1,335	1,468
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	1,400	1,405
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A1, 5% 6/1/12	2,570	2,621
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	$ 2,000	$ 2,198
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,348
Los Angeles Unified School District Series E, 5% 7/1/11	6,075	6,488
Northern California Gas Auth. #1 Gas Proj. Rev. Series A, 5% 7/1/11	2,200	2,245
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (d)	4,700	4,395
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	3,600	3,130
Sulphur Springs Union School District Ctfs. of Prtn. 0%, tender 3/1/11 (AMBAC Insured) (d)	3,200	2,881
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (g)(h)	8,433	8,778
Series K, 5% 5/15/10	4,955	5,221
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (d)	3,170	3,228
		173,074
Colorado - 0.4%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.):
Series E, 5% 11/15/11	2,230	2,304
Series F, 5% 11/15/12	1,225	1,270
(Volunteers of America Care Proj.) Series A, 5% 7/1/10	615	616
Denver City & County Arpt. Rev. Series A, 5.625% 11/15/12 (FGIC Insured) (f)	2,000	2,074
		6,264
Connecticut - 2.0%
Connecticut Gen. Oblig.:
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,433
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series F, 5% 12/1/11	$ 23,100	$ 24,998
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.) Series A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,792
		35,223
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	3,600	3,097
Florida - 4.2%
Brevard County School Board Ctfs. of Prtn. Series A, 5.5% 7/1/09 (AMBAC Insured)	2,775	2,880
Citizens Property Ins. Corp. Series 2007 A, 5% 3/1/11 (MBIA Insured)	4,025	4,211
Florida Gen. Oblig. 6.375% 7/1/13	8,020	9,194
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (d)	7,550	7,499
Series A, 5% 11/15/10	1,000	1,031
Series B, 5% 11/15/08	800	807
Series G:
5% 11/15/08	420	424
5% 11/15/09	435	443
5% 11/15/10	400	413
5% 11/15/11	700	723
Series I, 5%, tender 11/16/09 (d)	4,700	4,773
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/12	1,310	1,373
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
Series 2007 B, 5.15%, tender 9/1/25	1,750	1,757
5%, tender 3/15/12 (AMBAC Insured) (d)	1,500	1,489
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,664
Lee County Solid Waste Sys. Rev. 5.25% 10/1/09 (MBIA Insured) (f)	1,000	1,006
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,170
Miami-Dade County School Board Ctfs. of Prtn. Series B, 5%, tender 5/1/11 (MBIA Insured) (d)	1,500	1,562
Palm Beach County School Board Ctfs. of Prtn. Series A, 6% 8/1/22 (Pre-Refunded to 8/1/10 @ 101) (g)	7,020	7,665
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Cap. Impt. Rev.:
Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (d)	$ 9,000	$ 9,631
5.5% 12/1/11 (FGIC Insured)	3,470	3,762
Polk County School District Sales Tax Rev. 5% 10/1/12 (FSA Insured)	6,080	6,564
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 3%, tender 10/1/09, LOC SunTrust Banks, Inc. (d)	1,000	1,006
		73,047
Georgia - 3.2%
Carroll County School District 5% 4/1/11	8,000	8,528
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,105	4,699
Henry County School District Series A, 5% 4/1/10	26,475	27,840
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5% 9/15/12	4,000	4,003
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series, 4.5%, tender 4/1/11 (d)	5,200	5,200
Walton County:
5% 1/1/10 (FGIC Insured)	2,000	2,076
5% 1/1/11 (FGIC Insured)	3,000	3,174
		55,520
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/10 (FGIC Insured) (f)	3,850	4,157
Hawaii Gen. Oblig. Series CU:
5.75% 10/1/11 (MBIA Insured)	3,040	3,264
5.75% 10/1/11 (Pre-Refunded to 10/1/10 @ 100) (g)	170	184
		7,605
Illinois - 7.7%
Chicago Board of Ed. (Chicago School Reform Proj.) 6.75% 12/1/10 (AMBAC Insured)	4,160	4,616
Chicago Gen. Oblig. Series A, 5.25% 1/1/12 (FSA Insured)	1,000	1,082
Chicago Midway Arpt. Rev. Series B:
5% 1/1/10 (AMBAC Insured)	1,225	1,266
5% 1/1/11 (AMBAC Insured)	3,625	3,822
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5% 1/1/12 (FSA Insured)	$ 3,500	$ 3,733
5% 1/1/12 (MBIA Insured)	1,165	1,241
5% 1/1/13 (FSA Insured)	4,000	4,294
5.5% 1/1/10 (AMBAC Insured) (f)	2,900	3,023
Chicago Park District:
Series B, 5% 1/1/11 (AMBAC Insured)	5,750	6,096
Series C, 5% 1/1/11 (AMBAC Insured)	2,515	2,666
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Formula Funds Proj.) Series A, 5.25% 6/1/10 (AMBAC Insured)	4,835	5,102
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (d)(f)	2,200	2,200
Hodgkins Tax Increment Rev. 5% 1/1/09	1,805	1,814
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.5% 10/1/10	1,900	2,019
Illinois Edl. Facilities Auth. Revs.:
(Art Institute of Chicago Proj.) Series 2003, 3.85%, tender 3/1/11 (d)	12,800	12,979
(Field Museum of Natural History Proj.) 4.05%, tender 11/1/11 (d)	3,250	3,345
(Univ. of Chicago Proj.):
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (g)	2,640	2,881
4.05%, tender 7/1/09 (d)	7,000	7,138
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.) Series A:
5% 10/1/08	1,000	1,015
5% 10/1/11	1,450	1,544
Illinois Gen. Oblig.:
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,632
First Series:
5.375% 7/1/11 (MBIA Insured)	6,745	7,299
5.5% 8/1/10	1,495	1,598
6% 1/1/11 (Pre-Refunded to 1/1/10 @ 100) (g)	7,075	7,515
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (g)	1,000	1,067
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 5% 5/15/08	700	700
Series B, 5.125% 2/15/25 (Pre-Refunded to 2/15/11 @ 101) (g)	8,500	9,180
Kane & DeKalb Counties Cmnty. Unit School District #301 0% 12/1/10 (AMBAC Insured)	2,000	1,849
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/12 (FSA Insured)	$ 2,270	$ 2,477
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,765
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 5.5% 12/1/13 (Pre-Refunded to 12/1/11 @ 100) (g)	5,000	5,503
Lake County Cmnty. High School District #128, Libertyville Series 2004, 5% 1/1/11	2,365	2,512
Madison County Cmnty. United School District #007 Series A, 5% 12/1/11 (FSA Insured)	2,965	3,184
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Series 2002, 0% 6/15/10 (Escrowed to Maturity) (g)	5,000	4,704
Quincy Hosp. Rev. (Blessing Hosp. Proj.) 5% 11/15/10	1,285	1,336
Rosemont Gen. Oblig. Series A, 0% 12/1/11 (FGIC Insured)	3,695	3,290
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) 5% 8/15/11 (AMBAC Insured)	1,360	1,455
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) Series A, 5% 4/1/11 (MBIA Insured)	5,050	5,385
		134,327
Indiana - 2.9%
Carmel High School Bldg. Corp. 5% 1/10/11 (FSA Insured)	1,000	1,063
Ctr. Grove 2000 Bldg. Corp.:
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,785	1,950
5.5% 7/15/18 (Pre-Refunded to 7/15/11 @ 100) (g)	1,885	2,059
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series A:
5% 1/10/10 (FSA Insured)	1,750	1,830
5.25% 7/10/11 (FSA Insured)	2,295	2,478
5.25% 1/10/12 (FSA Insured)	1,355	1,465
5% 1/15/10 (FSA Insured)	1,835	1,919
5% 1/15/11 (FSA Insured)	1,910	2,029
5% 1/15/12 (FSA Insured)	1,990	2,135
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,855	2,026
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E7, 3.5%, tender 12/15/09 (c)(d)	5,000	5,000
Indiana Univ. Student Fee Revs. Series H, 0% 8/1/09 (AMBAC Insured)	3,875	3,739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	$ 5,000	$ 5,528
Ivy Tech State College Series I, 5% 7/1/09 (AMBAC Insured)	1,405	1,451
Logansport High School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,000	1,066
5.25% 7/15/11 (MBIA Insured)	1,020	1,098
5.25% 1/15/12 (MBIA Insured)	1,045	1,127
5.25% 7/15/12 (MBIA Insured)	1,075	1,167
Mount Vernon of Hancock County Multi-School Corp. Series B:
5.5% 7/15/16 (Pre-Refunded to 7/15/11 @ 100) (g)	1,605	1,753
5.5% 7/15/17 (Pre-Refunded to 7/15/11 @ 100) (g)	1,695	1,851
Muncie School Bldg. Corp. 5.25% 7/10/12 (MBIA Insured)	1,585	1,728
New Albany Floyd County Independent School Bldg. Corp. 5% 1/15/11 (FSA Insured)	1,000	1,064
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,600	1,668
West Clark 2000 School Bldg. Corp.:
5.25% 1/15/11 (MBIA Insured)	1,065	1,137
5.25% 7/15/11 (MBIA Insured)	1,125	1,213
5.25% 1/15/12 (MBIA Insured)	1,150	1,242
		50,786
Kansas - 0.2%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/10	545	572
5.25% 11/15/12	680	718
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,600	1,607
		2,897
Kentucky - 0.1%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/09 (MBIA Insured) (f)	1,185	1,213
Louisiana - 0.4%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series B, 5% 2/1/12 (AMBAC Insured)	1,000	1,070
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	$ 2,060	$ 2,231
Louisiana Military Dept. Custody Receipts 5% 8/1/10	1,530	1,605
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 D, 4%, tender 9/1/08 (d)	2,700	2,721
		7,627
Maryland - 2.2%
Baltimore Proj. Rev. Wtr. & Swr. Rev. (Wtr. Projs.) Series D:
5% 7/1/10 (AMBAC Insured)	690	728
5% 7/1/11 (AMBAC Insured)	1,985	2,124
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/09	605	601
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.) First Series, 5% 3/1/12	10,000	10,813
Series B, 5.25% 2/15/12	20,000	21,799
Prince Georges County Ctfs. of Prtn. (Equip. Acquisition Prog.) 5.25% 5/15/10 (MBIA Insured)	1,535	1,620
		37,685
Massachusetts - 4.5%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series A, 5% 1/1/11	1,000	1,027
Massachusetts Fed. Hwy.:
Series 2000 A, 5.75% 6/15/13	3,000	3,225
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (g)	2,775	2,850
Massachusetts Gen. Oblig.:
Series 1999 C, 5.625% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (g)	2,570	2,717
Series 2000 A, 6% 2/1/10	2,500	2,665
Series 2000 B, 5.7% 6/1/19 (Pre-Refunded to 6/1/10 @ 100) (g)	6,280	6,729
Series 2001 A, 5.5% 1/1/11	5,000	5,370
Series 2002 C, 5.5% 11/1/10 (FSA Insured)	10,000	10,765
Series 2003 C, 5.5% 10/1/10 (MBIA Insured)	1,130	1,212
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/12 (AMBAC Insured) (f)	$ 1,000	$ 1,045
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series A, 5% 12/15/12 (FSA Insured)	3,300	3,580
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series A:
5.75% 8/1/30 (FGIC Insured) (Pre-Refunded to 8/1/10 @ 101) (g)	19,000	20,594
5.75% 8/1/39 (Pre-Refunded to 8/1/10 @ 101) (g)	5,000	5,419
Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	9,086
		79,013
Michigan - 2.7%
Allegan Pub. School District 5% 5/1/12 (MBIA Insured)	1,590	1,707
Chelsea School District 5% 5/1/13 (MBIA Insured)	1,750	1,893
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured)	3,000	3,245
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,200	1,303
Detroit Swr. Disp. Rev.:
Series A, 5.75% 7/1/26 (Pre-Refunded to 1/1/10 @ 101) (g)	2,000	2,133
3.768% 7/1/32 (FSA Insured) (d)	4,105	3,222
DeWitt Pub. Schools 5% 5/1/10 (MBIA Insured)	1,280	1,343
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,184
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,412
5% 5/1/13 (FSA Insured)	1,305	1,424
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Proj.) Series A, 5.25%, tender 1/15/14 (c)(d)	2,000	2,074
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,598
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/09	2,705	2,830
5.5% 10/15/13	2,200	2,350
Michigan Gen. Oblig. (Envir. Protection Prog.) 6.25% 11/1/12	2,735	2,944
Michigan Hosp. Fin. Auth. Rev. (Oakwood Hosp. Proj.) Series A, 5% 7/15/11	2,500	2,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	$ 4,000	$ 4,319
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,561
Royal Oak City School District 5% 5/1/12	2,000	2,155
Troy School District 5% 5/1/11 (MBIA Insured)	1,000	1,068
Wayne County Cmnty. College (College Facilities Impt. Proj.) 5.25% 7/1/09 (FGIC Insured)	1,220	1,259
Wayne-Westland Cmnty. Schools 5% 5/1/10 (FSA Insured)	1,225	1,292
		47,907
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.):
5.25% 12/1/08	1,200	1,209
5.25% 12/1/10	500	513
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/13 (f)	1,000	1,038
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.):
5% 5/15/09	250	252
5% 5/15/10	200	203
5% 5/15/11	300	305
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5% 5/1/10	405	402
Waconia Independent School District #110 Series A, 5% 2/1/11 (FSA Insured)	940	1,002
		4,924
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.4%, tender 3/1/11 (d)(f)	1,100	1,083
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.3% 9/1/08 (f)	1,190	1,204
Mississippi Hosp. Equip. & Facilities Auth.:
(Mississippi Baptist Med. Ctr. Proj.) Series 2007 A:
5% 8/15/09	1,000	1,028
5% 8/15/11	1,000	1,039
(South Central Reg'l. Med. Ctr. Proj.) 5% 12/1/10	1,240	1,254
		5,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.9%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. 3.95%, tender 10/1/09, LOC JPMorgan Chase Bank (d)	$ 6,600	$ 6,672
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) 5% 4/1/11	1,430	1,502
Kansas City School District Bldg. Corp. Rev. (School District Elementary School Proj.) Series B, 5% 2/1/11 (FGIC Insured)	1,850	1,936
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series A, 5% 8/15/11	1,485	1,490
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,073
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5% 9/1/11	1,000	1,003
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,157
		14,833
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (d)	5,675	5,730
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series A, 5% 12/1/11	6,500	6,582
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/12 (FSA Insured)	3,500	3,768
		10,350
Nevada - 1.4%
Clark County Arpt. Rev. Series C:
5% 7/1/09 (AMBAC Insured) (f)	2,700	2,764
5% 7/1/10 (AMBAC Insured) (f)	1,225	1,265
5% 7/1/11 (AMBAC Insured) (f)	1,790	1,857
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	3,230	3,455
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (g)	1,600	1,720
Series C, 5% 6/15/10 (MBIA Insured)	1,075	1,135
Series F, 5.375% 6/15/11 (FSA Insured)	4,090	4,437
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2005 B, 5% 7/1/08	1,100	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Lyon Co. School District Gen. Oblig. 5% 6/1/09	$ 695	$ 719
Nevada Gen. Oblig. Series A, 5% 4/1/11 (FSA Insured)	4,015	4,290
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	2,410	2,542
		25,292
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
(United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(f)	2,500	2,532
3.5%, tender 2/1/09 (d)(f)	2,000	2,016
		4,548
New Jersey - 4.8%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/09	1,250	1,264
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (MBIA Insured)	7,470	8,392
New Jersey Gen. Oblig. Series H, 5.25% 7/1/12 (FGIC Insured)	5,000	5,455
New Jersey Tpk. Auth. Tpk. Rev. Series A, 6% 1/1/11 (MBIA Insured)	21,785	23,517
New Jersey Trans. Trust Fund Auth.:
Series B:
5.25% 12/15/10 (FGIC Insured)	4,550	4,872
6.5% 6/15/11 (MBIA Insured)	5,000	5,567
Series C, 5.5% 12/15/10 (FSA Insured)	25,000	27,034
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (g)	7,000	7,395
		83,496
New Jersey/Pennsylvania - 0.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. 5% 7/1/09	5,170	5,338
New Mexico - 0.2%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series A, 5.25% 7/1/11	1,135	1,228
Farmington Poll. Cont. Rev. Series B, 3.55%, tender 4/1/10 (FGIC Insured) (d)	1,900	1,908
		3,136
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 18.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	$ 1,000	$ 1,054
Grand Central District Mgmt. Assoc., Inc.:
5% 1/1/10	1,200	1,253
5% 1/1/12	1,175	1,258
Long Island Pwr. Auth. Elec. Sys. Rev. Series F, 5% 5/1/11 (MBIA Insured)	10,000	10,644
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,425	3,615
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,300	1,438
Series 2000 A, 6.5% 5/15/11	155	168
Series 2002 G, 5.5% 8/1/10	2,720	2,887
Series 2003 F, 5.5% 12/15/11	8,315	9,019
Series 2004 G, 5% 8/1/09	8,000	8,275
Series 2005 C, 5% 8/1/12	19,770	21,073
Series 2005 D, 5% 8/1/12	4,925	5,250
Series 2005 F1, 5% 9/1/15	3,560	3,834
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	5,075	5,575
Series 2005 K:
5% 8/1/11	7,120	7,556
5% 8/1/12	4,360	4,647
Series 2005 O, 5% 6/1/12	7,525	8,006
Series A, 5.25% 11/1/14 (MBIA Insured)	600	643
Series B, 5.75% 8/1/14	1,000	1,085
Series E, 5% 8/1/12	5,000	5,330
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,060
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. 6% 6/15/33 (MBIA Insured) (Pre-Refunded to 6/15/10 @ 101) (g)	10,000	10,794
New York City Transitional Fin. Auth. Rev.:
Series A:
5.5% 11/1/26 (b)	3,500	3,742
6% 11/1/28 (b)	44,300	48,104
Series B:
5% 11/1/11	13,680	14,765
5.25% 2/1/29 (b)	3,100	3,252
New York Counties Tobacco Trust I Series B, 6.5% 6/1/35 (Pre-Refunded to 6/1/10 @ 101) (g)	5,900	6,477
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	3,500	3,802
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13 (AMBAC Insured)	$ 1,000	$ 1,079
Series C, 7.5% 7/1/10	12,415	13,107
Series B, 5.25%, tender 5/15/12 (d)	13,000	13,947
New York Local Govt. Assistance Corp. Series A, 5% 4/1/11	20,000	21,362
New York Metropolitan Trans. Auth. Rev.:
Series 2005 C:
5% 11/15/10	2,000	2,123
5% 11/15/11	2,750	2,953
Series A, 5%, tender 11/15/12 (d)	7,300	7,734
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5% 4/1/13	2,600	2,832
New York Thruway Auth. Svc. Contract Rev. 5.5% 4/1/11	10,000	10,720
New York Urban Dev. Corp. Rev. 5% 1/1/12	5,015	5,347
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (d)(f)	2,450	2,454
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	6,540	7,010
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09	3,800	3,890
Series A1:
5% 6/1/10	1,875	1,941
5.25% 6/1/12	150	150
5.25% 6/1/13	17,500	17,553
5.5% 6/1/14	3,965	4,041
5.5% 6/1/17	6,000	6,221
Series C1:
5.5% 6/1/15	1,300	1,344
5.5% 6/1/17	4,200	4,355
		324,769
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,218
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (f)	4,100	4,654
		5,872
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A:
5% 1/15/10	$ 250	$ 260
5% 1/15/11	750	779
5% 1/15/12	400	418
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/10	3,000	3,123
Series D, 5.375% 1/1/10	3,730	3,875
North Carolina Grant Anticipation Rev. 5% 3/1/11	5,000	5,324
		13,779
North Dakota - 0.1%
Ward County Health Care Facility Rev. 5% 7/1/10	1,595	1,614
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A, 5% 1/1/11	1,000	1,032
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	20,000	20,198
Cleveland Pub. Pwr. Sys. Rev.:
Series A, 0% 11/15/09 (MBIA Insured)	1,200	1,151
0% 11/15/09 (Escrowed to Maturity) (g)	1,050	1,011
Ohio Gen. Oblig. (Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	4,495	4,918
Univ. of Cincinnati Gen. Receipts Series A, 5.5% 6/1/09 (FGIC Insured)	2,000	2,069
		30,379
Oklahoma - 0.7%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	1,000	889
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	8,940	9,841
Norman Reg'l. Hosp. Auth. Hosp. Rev. 5% 9/1/12 (Radian Asset Assurance, Inc. Insured)	1,035	1,095
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/13	1,150	1,198
		13,023
Oregon - 0.5%
Beaverton Wtr. Rev. Series B, 5% 6/1/10 (FSA Insured)	1,210	1,279
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B:
5% 5/1/09 (FSA Insured)	600	620
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B: - continued
5% 5/1/11 (FSA Insured)	$ 1,000	$ 1,071
Tri-County Metropolitan Trans. District Rev. 5% 5/1/11 (MBIA Insured)	5,000	5,339
		8,309
Pennsylvania - 3.4%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (MBIA Insured) (f)	1,300	1,362
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/12	6,615	6,984
(West Penn Allegheny Health Sys. Proj.) Series A, 5% 11/15/10	2,765	2,705
Allegheny County Indl. Dev. Auth. Rev. (Watson Institute Ed. Ctr. Proj.) 3.375%, tender 5/1/08, LOC PNC Bank NA, Pittsburgh (d)	4,500	4,501
Allegheny County Sanitation Auth. Swr. Rev. 6% 12/1/11 (MBIA Insured)	1,495	1,626
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B:
5% 12/15/09	2,565	2,585
5% 12/15/11	2,835	2,853
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (d)(f)	10,000	10,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (d)(f)	2,100	2,133
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 5.75% 1/15/09	1,750	1,802
Pennsylvania Indl. Dev. Auth. Rev. 5.25% 7/1/10 (AMBAC Insured)	2,750	2,917
Philadelphia Gen. Oblig. Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,806
5% 8/1/12 (FSA Insured)	5,000	5,367
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,400	3,695
Philadelphia School District:
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,595
Series B, 5% 4/1/11 (AMBAC Insured)	2,160	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District Series A, 5% 9/1/09 (MBIA Insured)	$ 1,600	$ 1,656
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,050
		59,912
Puerto Rico - 1.3%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/10	2,000	2,077
Puerto Rico Govt. Dev. Bank Series B:
5% 12/1/10	8,000	8,364
5% 12/1/12	1,000	1,052
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	6,023
Series Q, 5% 6/1/11	4,825	5,045
		22,561
Rhode Island - 0.2%
Providence Spl. Oblig. Series 2005 E:
4% 6/1/08 (Radian Asset Assurance, Inc. Insured)	1,000	1,003
5% 6/1/09 (Radian Asset Assurance, Inc. Insured)	1,315	1,347
5% 6/1/10 (Radian Asset Assurance, Inc. Insured)	1,180	1,229
		3,579
South Carolina - 0.7%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5% 8/15/08	1,690	1,706
Greenville County Pub. Facilities Corp. Ctfs. of Prtn. (Courthouse and Detention Proj.) 5% 4/1/10 (AMBAC Insured)	1,450	1,522
Greenville County School District Installment Purp. Rev. 5% 12/1/10	1,455	1,545
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/09	550	573
South Carolina Pub. Svc. Auth. Rev.:
Series 2005 B, 5% 1/1/10 (MBIA Insured)	3,000	3,133
Series A, 5.5% 1/1/11 (MBIA Insured)	3,000	3,173
Spartanburg County School District #5 Pub. Facilities Corp. Ctfs. of Prtn. 5% 7/1/09 (FSA Insured)	1,000	1,035
		12,687
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/09	7,500	7,570
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) 6% 7/1/11 (Escrowed to Maturity) (g)	$ 2,005	$ 2,222
Maury County Gen. Oblig. Series 2004 B, 5% 4/1/10 (MBIA Insured)	2,000	2,101
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A, 4.5% 9/1/09 (MBIA Insured)	1,685	1,724
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,200	1,213
		14,830
Texas - 10.7%
Alief Independent School District Series 2004 B, 5% 2/15/10	1,500	1,572
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
6% 1/1/12	500	509
6% 1/1/13	1,270	1,291
6% 1/1/14	1,420	1,442
Austin Elec. Util. Sys. Rev.:
5% 11/15/10 (FSA Insured)	3,000	3,200
5% 11/15/11 (FSA Insured)	4,000	4,321
Austin Util. Sys. Rev. Series 1992 A:
0% 11/15/09 (MBIA Insured)	5,130	4,904
0% 11/15/10 (MBIA Insured)	5,300	4,903
Bexar County Gen. Oblig. Series A, 5% 6/15/10 (FSA Insured)	1,000	1,056
Birdville Independent School District:
0% 2/15/11	5,000	4,587
5% 2/15/10	1,300	1,363
Brownsville Independent School District 5% 8/15/11	1,430	1,537
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,632
College Station Independent School District 5% 2/15/10	1,000	1,048
Denton County Gen. Oblig. 5% 7/15/11 (FSA Insured)	3,065	3,289
Fort Bend Independent School District 5%, tender 8/15/09 (d)	5,000	5,176
Fort Worth Independent School District 5% 2/15/12	1,500	1,613
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/10 (FSA Insured)	1,710	1,791
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A, 5.5% 2/15/09	3,710	3,824
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Cmnty. College Sys. Rev.:
5.25% 4/15/11 (FSA Insured)	$ 3,030	$ 3,260
5.25% 4/15/12 (FSA Insured)	2,000	2,178
Houston Gen. Oblig. Series A:
5% 3/1/12 (MBIA Insured)	3,575	3,844
5% 3/1/13 (MBIA Insured)	7,500	8,137
Houston Util. Sys. Rev. Series A:
5.25% 5/15/10 (MBIA Insured)	2,835	2,992
5.25% 11/15/11 (FSA Insured)	4,430	4,807
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,168
Lower Colorado River Auth. Rev. 5.25% 1/1/15 (Pre-Refunded to 1/1/11 @ 100) (g)	5,000	5,349
Lubbock Gen. Oblig.:
(Wtrwks. Sys. Surplus Proj.) 5% 2/15/11 (FSA Insured)	2,465	2,625
5% 2/15/10 (MBIA Insured)	1,845	1,929
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (g)	4,800	5,156
Magnolia Independent School District 8% 8/15/11 (FGIC Insured)	1,210	1,401
Montgomery County Gen. Oblig. Series B, 5%, tender 9/1/10 (FSA Insured) (d)	1,300	1,376
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series C, 5%, tender 7/1/08 (d)(g)	45	45
Northside Independent School District Series A, 3.78%, tender 6/1/09 (d)	5,000	5,078
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (d)	1,000	944
San Angelo Wtrwks. & Swr. Sys. Impt. and Rfdg. Rev. 5% 4/1/10 (FSA Insured)	1,630	1,714
San Antonio Elec. & Gas Sys. Rev.:
Series 2000 A, 5.75% 2/1/15 (Pre-Refunded to 2/1/10 @ 100) (g)	5,000	5,303
Series B:
0% 2/1/09 (Escrowed to Maturity) (g)	2,500	2,457
0% 2/1/10 (Escrowed to Maturity) (g)	14,000	13,333
San Antonio Muni. Drainage Util. Sys. Rev. 5.25% 2/1/12 (MBIA Insured)	1,545	1,670
San Antonio Wtr. Sys. Rev.:
5% 5/15/10 (FGIC Insured)	1,020	1,071
5% 5/15/12 (FGIC Insured)	7,000	7,507
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District:
5.375% 2/1/14	$ 1,090	$ 1,161
5.375% 2/1/14 (Pre-Refunded to 2/1/11 @ 100) (g)	1,700	1,830
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/09	1,000	1,031
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/11 (f)	3,000	3,132
Series C, 0% 4/1/09 (Escrowed to Maturity) (g)	2,320	2,272
Texas Pub. Fin. Auth. Bldg. Rev. 5% 2/1/11 (AMBAC Insured)	1,550	1,643
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Proj.) Series A, 5% 2/1/10 (AMBAC Insured)	1,055	1,101
Texas Tech Univ. Revs. Ninth Series, 5% 2/15/11 (AMBAC Insured)	1,250	1,326
Texas Trans. Commission State Hwy. Fund Rev. 5% 4/1/12	4,000	4,310
Texas Wtr. Dev. Board Rev. Series B, 5% 7/15/11	2,780	2,987
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,476
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,368
Series B, 5.25% 8/15/11	5,025	5,448
Wichita Falls Independent School District 0% 2/1/10	2,325	2,214
Ysleta Independent School District 0% 8/15/09	4,065	3,926
		186,627
Utah - 1.1%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,393
0% 10/1/12 (AMBAC Insured)	3,800	3,237
0% 10/1/13 (AMBAC Insured)	3,760	3,064
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,818
Utah Gen. Oblig. Series 2006 B, 5.375% 7/1/10	7,475	7,975
		19,487
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, tender 4/1/08 (d)(f)	$ 1,600	$ 1,602
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (d)	1,800	1,749
		3,351
Washington - 1.9%
Chelan County Pub. Util. District #1 Rev. Series B, 5% 7/1/11 (FGIC Insured)	1,190	1,269
Clark County Pub. Util. District #1 Elec. Rev.:
5% 1/1/11 (MBIA Insured)	1,680	1,781
5.25% 1/1/11 (FSA Insured)	1,935	2,069
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,864
Pierce County Gen. Oblig. 5.75% 8/1/13 (Pre-Refunded to 8/1/10 @ 100) (g)	1,155	1,244
Port of Seattle Rev. Series D, 5.75% 11/1/15 (FGIC Insured) (f)	3,640	3,826
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/09 (FGIC Insured)	1,000	1,028
Snohomish County School District #2, Everett 5% 6/1/10 (FSA Insured)	1,000	1,056
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,079
Washington Gen. Oblig. Series A:
5% 7/1/11 (FGIC Insured)	1,000	1,072
5.5% 7/1/11 (Pre-Refunded to 7/1/10 @ 100) (g)	3,500	3,740
5.625% 7/1/25 (Pre-Refunded to 7/1/10 @ 100) (g)	13,000	13,943
		33,971
Wisconsin - 0.8%
Milwaukee County Gen. Oblig. Series A, 0% 12/1/10 (FGIC Insured)	3,370	3,112
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	2,500	2,629
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series 2006 A, 5% 2/15/13	875	889
Series B, 6.25% 2/15/10	1,015	1,052
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2003 A:
5% 8/15/09	$ 1,765	$ 1,806
5% 8/15/10	1,870	1,909
Series 2006 A, 5% 8/15/11	1,315	1,340
		13,779
TOTAL MUNICIPAL BONDS (Cost $1,679,788)		1,706,237
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 2.2% (a)(e) (Cost $1)	900	1
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,679,789)		1,706,238
NET OTHER ASSETS - 2.3%		39,631
NET ASSETS - 100%		$ 1,745,869
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.4% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	June 2012	$ 44,000	1,381
Receive quarterly a floating rate based on SIFMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.737% with Citibank	June 2018	20,000	(821)
		$ 64,000	$ 560
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,778,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 8,433
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,706,238	$ 1	$ 1,706,237	$ -
Other Financial Instruments*	$ 560	$ -	$ 560	$ -
*Other financial instruments include swaps.
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,679,781,000. Net unrealized appreciation aggregated $26,457,000, of which $30,059,000 related to appreciated investment securities and $3,602,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008